UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

55 Broadway
New York, NY 10006
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2013

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 55 Broadway, New York, NY 10006, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Equity & Bond Markets Overview
FIRST INVESTORS LIFE SERIES FUNDS

Dear Investor:

We are pleased to provide you with our report for the first six months of 2013 (“the review period”).

Economic Overview

The year began with President Barack Obama and Congress coming to terms on New Year’s Day to avert the “fiscal cliff” which involved numerous potential tax increases and expiring tax provisions. Despite a drag from government spending as a result of this agreement, economic recovery in the U.S. continued at a slow but steady pace. Job creation picked up, as the consumer appeared to overcome headwinds, and housing showed signs of being a real driver of a continued recovery. Inflation remained muted.

Following a relatively calm beginning of the review period, market volatility returned in May, as fears about central bank actions made investors increasingly skittish. Testimony from Federal Reserve (“the Fed”) Chairman Ben Bernanke and minutes from an earlier Federal Open Market Committee meeting raised fears that the central bank was on the verge of slowing down its program of purchasing Treasury and mortgage-backed securities. Worries about this so-called “tapering” intensified in June after the bank’s policy statement revealed the Fed had raised its projections of economic growth and said that it could begin taking its foot off the accelerator as early as September. The bond market, in particular, was hit hard by the realization that the Fed’s long period of very accommodative monetary policy could at last be coming to an end.

The Equity Market

The first half of 2013 was a strong one for stocks. Equities were weaker during the last month of the review period due to comments by the Fed related to the timing and pace of the end of its stimulus programs (“quantitative easing”). Powering results for equities were solid demand for stocks from investors and cash on the sidelines, coupled with resurgent earnings growth prospects and increases in corporate share repurchases. The powerful rally was achieved without the help of any money rotating from bonds into stocks. Any such action would simply add fuel to this year’s already robust move.

1

Equity & Bond Markets Overview (continued)
FIRST INVESTORS LIFE SERIES FUNDS

While potential Fed action was on everyone’s minds, only during the last month of the review period did the markets seem to pay attention. U.S. economic reports continued with uneven progress, as the pace of the current business cycle has been frustratingly below the Fed’s stated objectives. While manufacturing growth slowed, car sales and durable goods orders showed increases. Jobless claims were lower, but service sector employment weakened. Home sales remained robust despite a pickup in mortgage rates. Additionally, merger and acquisition activity has maintained its robust pace, helping support equity valuations.

As of the end of the review period, the S&P 500 Index advanced 13.8%. The Dow Jones Industrial Index returned 15.2% for the period. The NASDAQ-OTC Composite was up 13.4%. Mid-cap stocks were up 14.6%, as represented by the S&P 400 Midcap Index. Small-cap stocks, as represented by the Russell 2000 Index, performed best, up 15.9%. (All returns are presented on a “total return” basis.)

The Bond Market

Benchmark interest rates were little changed in the first half of the review period. But interest rates moved sharply higher — and bond prices lower — in the second half in response to the likely change in Fed policy. For the review period, the benchmark 10-year U.S. Treasury note yield rose from 1.8% to 2.5%, its highest level since August 2011. The 2-year U.S. Treasury note yield, which is anchored by the Fed’s control of short-term interest rates, moved from 0.2% to 0.4%.

The broad bond market declined 2.6%, according to Bank of America Merrill Lynch, its worst first half return since 1994. Sectors with less interest rate sensitivity tended to have the best performance. High yield bonds managed to show a positive return, gaining 1.5%. Mortgage-backed securities fell approximately 2%. Treasury securities lost 2.5%, with bonds maturing 10 years and longer down 7.7%. Investment grade corporate bonds fell 3.3%, reflecting both higher interest rates and wider spreads. Non-dollar sovereign bonds were among the worst performing sectors, off 7.4% due to the general rise in interest rates and a strong dollar. Lastly, money market returns remained at essentially 0%, reflecting the Fed’s continued very easy monetary policy.

2

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts for which a Fund is an investment option. The reports do not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

This Equity & Bond Markets Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The views expressed in this Overview reflect those views of the Director of Equities and Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. This Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in variable life and annuity subaccounts. For all subaccounts, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts such as small-cap, global or international funds. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. There are also special risks associated with investing in certain types of bond subaccounts, including liquidity risk and prepayment and extension risk. You should consult your prospectus for a precise explanation of the risks associated with your subaccounts.

3

Understanding Your Fund’s Expenses
FIRST INVESTORS LIFE SERIES FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2013, and held for the entire six-month period ended June 30, 2013. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Expense Examples
Actual	$1,000.00	$1,000.00	$0.60
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,024.19	$0.60

*	Expenses are equal to the annualized expense ratio of .12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

5

Portfolio of Investments
CASH MANAGEMENT FUND
June 30, 2013

Principal		Interest
Amount	Security	Rate	*	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—30.1%
	Fannie Mae:
$ 200M	7/17/13	0.12%		$ 199,989
400M	8/1/13	0.14		399,952
300M	8/7/13	0.12		299,963
661M	8/28/13	0.09		660,904
	Federal Home Loan Bank:
300M	7/12/13	0.08		299,993
200M	8/9/13	0.09		199,980
400M	8/14/13	0.07		399,966
	Freddie Mac:
300M	9/4/13	0.12		299,938
400M	10/22/13	0.12		399,849
Total Value of U.S. Government Agency Obligations (cost $3,160,534)				3,160,534
	VARIABLE AND FLOATING RATE NOTES—21.2%
	Federal Farm Credit Bank:
340M	10/15/13	0.23		340,090
500M	3/18/14	0.12		499,964
	Federal Home Loan Bank:
330M	7/25/13	0.11		329,998
150M	11/8/13	0.15		150,011
400M	Mississippi Business Finance Corp.
	(Chevron USA, Inc.), 12/1/2030	0.04		400,000
	Valdez, Alaska Marine Terminal Rev.:
200M	Exxon Pipeline Co. Project B 12/1/33	0.03		200,000
300M	Exxon Pipeline Co. Project C 12/1/33	0.03		300,000
Total Value of Variable and Floating Rate Notes (cost $2,220,063)				2,220,063
	CORPORATE NOTES—20.0%
300M	Abbott Laboratories, 8/27/2013 (a)	0.11		299,948
400M	Coca-Cola Co., 8/2/2013 (a)	0.16		399,943
500M	PepsiCo, Inc., 7/24/2013 (a)	0.06		499,981
500M	Proctor & Gamble Co., 10/15/2013 (a)	0.13		499,808
400M	Wal-Mart Stores, Inc., 7/29/2013 (a)	0.10		399,969
Total Value of Corporate Notes (cost $2,099,649)				2,099,649

6

Principal			Interest
Amount	Security		Rate	*	Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—23.4%
	U.S. Treasury Bills:
$ 200M	7/5/13		0.01%		$ 200,000
700M	7/5/13		0.04		699,997
400M	7/18/13		0.11		399,980
300M	7/25/13		0.11		299,978
500M	8/8/13		0.03		499,983
350M	8/8/13		0.12		349,956
Total Value of Short-Term U.S. Government Obligations (cost $2,449,894)					2,449,894
Total Value of Investments (cost $9,930,140)**		94.7%			9,930,140
Other Assets, Less Liabilities		5.3			559,346
Net Assets		100.0%			$10,489,486

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2013.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 5).

7

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
June 30, 2013

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$3,160,534	$—	$3,160,534
Variable and Floating Rate Notes:
Municipal Bonds	—	900,000	—	900,000
U.S. Government Agency
Obligations	—	1,320,063	—	1,320,063
Corporate Notes	—	2,099,649	—	2,099,649
Short-Term U.S. Government
Obligations	—	2,449,894	—	2,449,894
Total Investments in Securities	$—	$9,930,140	$—	$9,930,140

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

8	See notes to financial statements

Fund Expenses (unaudited)
EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Expense Examples
Actual	$1,000.00	$1,150.97	$4.53
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.57	$4.26

*	Expenses are equal to the annualized expense ratio of .85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

9

Portfolio of Investments
EQUITY INCOME FUND
June 30, 2013

Shares		Security	Value
		COMMON STOCKS—93.7%
		Consumer Discretionary—11.5%
28,000		Comcast Corporation – Special Shares “A”	$ 1,110,760
29,500		Dana Holding Corporation	568,170
20,500		Delphi Automotive, PLC	1,039,145
3,200		Genuine Parts Company	249,824
17,500		GNC Holdings, Inc. – Class “A”	773,675
8,600		Hanesbrands, Inc.	442,212
7,700		Home Depot, Inc.	596,519
12,650		Lowe’s Companies, Inc.	517,385
4,400		McDonald’s Corporation	435,600
20,500		Newell Rubbermaid, Inc.	538,125
23,800	*	Orient-Express Hotels, Ltd. – Class “A”	289,408
29,400		Regal Entertainment Group – Class “A”	526,260
27,400		Staples, Inc.	434,564
7,900		Target Corporation	543,994
11,866		Time Warner, Inc.	686,092
2,600		Tupperware Brands Corporation	201,994
11,300		Walt Disney Company	713,595
			9,667,322
		Consumer Staples—11.8%
41,900		Altria Group, Inc.	1,466,081
17,200		Avon Products, Inc.	361,716
5,200		Beam, Inc.	328,172
13,550		Coca-Cola Company	543,490
27,800		ConAgra Foods, Inc.	971,054
800	*	Coty, Inc. – Class “A”	13,744
16,750		CVS Caremark Corporation	957,765
5,500		Dr. Pepper Snapple Group, Inc.	252,615
5,100		Herbalife, Ltd.	230,214
5,100		Kimberly-Clark Corporation	495,414
11,666		Kraft Foods Group, Inc.	651,779
4,300		Nu Skin Enterprises, Inc. – Class “A”	262,816
8,900		PepsiCo, Inc.	727,931
10,000		Philip Morris International, Inc.	866,200
16,400	*	Prestige Brands Holdings, Inc.	477,896
10,100		Procter & Gamble Company	777,599
7,100		Wal-Mart Stores, Inc.	528,879
			9,913,365

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Shares	Security	Value
	Energy—9.9%
4,500	Alerian MLP (ETF)	$ 80,325
12,650	Chevron Corporation	1,497,001
12,300	ConocoPhillips	744,150
11,200	Devon Energy Corporation	581,056
10,100	Ensco, PLC – Class “A”	587,012
12,300	ExxonMobil Corporation	1,111,305
16,700	Marathon Oil Corporation	577,486
3,200	Marathon Petroleum Corporation	227,392
12,600	Noble Corporation	473,508
12,200	Occidental Petroleum Corporation	1,088,606
12,000	Royal Dutch Shell, PLC – Class “A” (ADR)	765,600
13,800	Seadrill, Ltd.	562,212
		8,295,653
	Financials—15.2%
9,600	ACE, Ltd.	859,008
3,800	Ameriprise Financial, Inc.	307,344
24,000	Armada Hoffler Properties, Inc. (REIT)	282,720
22,500	Berkshire Hills Bancorp, Inc.	624,600
4,022	Chubb Corporation	340,462
13,800	Discover Financial Services	657,432
22,800	Financial Select Sector SPDR Fund (ETF)	444,372
27,400	FirstMerit Corporation	548,822
7,200	Invesco, Ltd.	228,960
5,500	iShares S&P U.S. Preferred Stock Index Fund (ETF)	216,040
28,800	JPMorgan Chase & Company	1,520,352
8,300	M&T Bank Corporation	927,525
17,800	Oritani Financial Corporation	279,104
11,500	PNC Financial Services Group, Inc.	838,580
12,200	Protective Life Corporation	468,602
41,000	Provident New York Bancorp	382,940
23,700	Select Income REIT (REIT)	664,548
8,100	Travelers Companies, Inc.	647,352
15,200	U.S. Bancorp	549,480
18,300	Urstadt Biddle Properties, Inc. – Class “A” (REIT)	369,111
34,400	Wells Fargo & Company	1,419,688
24,000	Westfield Financial, Inc.	168,000
		12,745,042

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Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2013

Shares		Security	Value
		Health Care—12.6%
7,900		Abbott Laboratories	$ 275,552
15,700		AbbVie, Inc.	649,038
6,500		Baxter International, Inc.	450,255
10,100		Covidien, PLC	634,684
15,950		GlaxoSmithKline, PLC (ADR)	797,022
22,600		Johnson & Johnson	1,940,436
34,870		Merck & Company, Inc.	1,619,711
7,700		Novartis AG (ADR)	544,467
8,400		Omnicare, Inc.	400,764
65,585		Pfizer, Inc.	1,837,036
7,400		Thermo Fisher Scientific, Inc.	626,262
37,000		Warner Chilcott, PLC – Class “A”	735,560
2,390		Zoetis, Inc.	73,839
			10,584,626
		Industrials—11.6%
7,050		3M Company	770,918
6,411	*	ADT Corporation	255,478
8,800		Altra Holdings, Inc.	240,944
4,300		Dover Corporation	333,938
5,800		Eaton Corporation, PLC	381,698
3,700	*	Esterline Technologies Corporation	267,473
9,500		G&K Services, Inc. – Class “A”	452,200
18,400		Generac Holdings, Inc.	680,984
3,100		General Dynamics Corporation	242,823
60,700		General Electric Company	1,407,633
13,500		Honeywell International, Inc.	1,071,090
9,250		ITT Corporation	272,043
5,889		Pentair, Ltd.	339,736
4,400	*	TAL International Group, Inc.	191,708
5,000		Textainer Group Holdings, Ltd.	192,200
9,100		Triumph Group, Inc.	720,265
16,325		Tyco International, Ltd.	537,909
6,000		United Parcel Service, Inc. – Class “B”	518,880
9,000		United Technologies Corporation	836,460
			9,714,380

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Shares	Security	Value
	Information Technology—8.6%
3,800	Automatic Data Processing, Inc.	$ 261,668
50,500	Cisco Systems, Inc.	1,227,655
54,700	Intel Corporation	1,324,834
14,950	Intersil Corporation – Class “A”	116,909
7,300	Maxim Integrated Products, Inc.	202,794
23,800	Mentor Graphics Corporation	465,290
11,700	Microchip Technology, Inc.	435,825
50,350	Microsoft Corporation	1,738,585
7,350	Molex, Inc.	215,649
9,500	Oracle Corporation	291,840
10,100	QUALCOMM, Inc.	616,908
7,350	TE Connectivity, Ltd.	334,719
		7,232,676
	Materials—4.8%
5,300	Cytec Industries, Inc.	388,225
12,200	Dow Chemical Company	392,474
9,390	DuPont (E.I.) de Nemours & Company	492,975
7,650	Freeport-McMoRan Copper & Gold, Inc.	211,217
19,300	International Paper Company	855,183
10,100	LyondellBasell Industries NV – Class “A”	669,226
7,000	Rock-Tenn Company – Class “A”	699,160
9,200	Sonoco Products Company	318,044
		4,026,504
	Telecommunication Services—3.5%
37,110	AT&T, Inc.	1,313,694
4,200	CenturyLink, Inc.	148,470
16,300	NTELOS Holdings Corporation	268,298
23,800	Verizon Communications, Inc.	1,198,092
		2,928,554

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Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2013

Shares or
Principal
Amount	Security	Value
	Utilities—4.2%
16,300	American Electric Power Company, Inc.	$ 729,914
6,400	NextEra Energy, Inc.	521,472
16,700	NiSource, Inc.	478,288
17,000	Portland General Electric Company	520,030
20,200	PPL Corporation	611,252
19,400	Vectren Corporation	656,302
		3,517,258
Total Value of Common Stocks (cost $58,574,837)		78,625,380
	PREFERRED STOCKS—.6%
	Financials
11,400	Digital Realty Trust, Inc., 5.875%, 2049 Series G	256,500
9,000	Urstadt Biddle Properties, Inc., 7.125% Series F	233,010
Total Value of Preferred Stocks (cost $507,929)		489,510
	SHORT-TERM US GOVERNMENT AGENCY
	OBLIGATIONS—5.9%
$ 5,000M	Federal Home Loan Bank, 0.02%, 7/15/2013 (cost $4,999,961)	4,999,961
Total Value of Investments (cost $64,082,727)	100.2%	84,114,851
Excess of Liabilities Over Other Assets	(.2)	(191,850)
Net Assets	100.0%	$83,923,001

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

14

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$78,625,380	$—	$—	$78,625,380
Preferred Stocks	489,510	—	—	489,510
Short-Term U.S. Government
Agency Obligations	—	4,999,961	—	4,999,961
Total Investments in Securities*	$79,114,890	$4,999,961	$—	$84,114,851

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	15

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Expense Examples
Actual	$1,000.00	$1,010.97	$4.34
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.48	$4.36

*	Expenses are equal to the annualized expense ratio of .87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

16

Portfolio of Investments
FUND FOR INCOME
June 30, 2013

Principal
Amount	Security	Value

	CORPORATE BONDS—90.6%
	Aerospace/Defense—.6%
$ 475M	Meccanica Holdings USA, Inc., 6.25%, 7/15/2019 (a)	$ 488,225

	Automotive—3.6%
	American Axle & Manufacturing, Inc.:
300M	6.25%, 3/15/2021	306,375
250M	6.625%, 10/15/2022	255,000
400M	Cooper Tire & Rubber Co., 8%, 12/15/2019	420,000
300M	Cooper-Standard Automotive, Inc., 8.5%, 5/1/2018	319,500
	General Motors Financial Co., Inc.:
75M	2.75%, 5/15/2016 (a)	73,922
75M	3.25%, 5/15/2018 (a)	73,125
25M	4.25%, 5/15/2023 (a)	23,344
450M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020 (a)	429,750
125M	Goodyear Tire & Rubber Co., 8.25%, 8/15/2020	137,500
300M	Oshkosh Corp., 8.5%, 3/1/2020	325,875
	Schaeffler Finance BV:
400M	8.5%, 2/15/2019 (a)	448,000
325M	4.75%, 5/15/2021 (a)	310,375

		3,122,766

	Building Materials—2.0%
	Building Materials Corp.:
475M	6.875%, 8/15/2018 (a)	503,500
250M	7.5%, 3/15/2020 (a)	268,750
200M	Cemex Finance, LLC, 9.375%, 10/12/2022 (a)	219,000
	Cemex SAB de CV:
200M	9.5%, 6/15/2018 (a)	217,000
200M	5.875%, 3/25/2019 (a)	194,500
300M	Texas Industries, Inc., 9.25%, 8/15/2020	324,750

		1,727,500

	Chemicals—2.7%
400M	Ferro Corp., 7.875%, 8/15/2018	416,000
225M	Huntsman International, LLC, 8.625%, 3/15/2020	245,813
225M	Orion Engineered Carbon Bondco GmbH, 9.625%, 6/15/2018 (a)	244,688
325M	PolyOne Corp., 7.375%, 9/15/2020	352,625
450M	Rhodia SA, 6.875%, 9/15/2020 (a)	505,082
575M	TPC Group, Inc., 8.75%, 12/15/2020 (a)	590,813

		2,355,021

17

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2013

Principal
Amount	Security	Value
	Consumer Non-Durables—2.8%
$ 300M	Hanesbrands, Inc., 6.375%, 12/15/2020	$ 321,375
	Levi Strauss & Co.:
350M	7.625%, 5/15/2020	379,750
375M	6.875%, 5/1/2022	408,750
142M	Libbey Glass, Inc., 6.875%, 5/15/2020	149,278
325M	Phillips Van-Heusen Corp., 7.375%, 5/15/2020	354,250
	Reynolds Group Issuer, Inc.:
100M	7.125%, 4/15/2019	106,125
475M	5.75%, 10/15/2020	479,750
	Spectrum Brands Escrow Corp.:
100M	6.375%, 11/15/2020 (a)	105,000
125M	6.625%, 11/15/2022 (a)	131,250
		2,435,528
	Energy—16.5%
	AmeriGas Finance, LLC:
50M	6.75%, 5/20/2020	52,000
175M	7%, 5/20/2022	179,812
175M	Antero Resources Finance Corp., 6%, 12/1/2020	173,250
	Atlas Pipeline Partners, LP:
100M	4.75%, 11/15/2021 (a)	90,125
450M	5.875%, 8/1/2023 (a)	429,750
	Basic Energy Services, Inc.:
150M	7.75%, 2/15/2019	148,875
275M	7.75%, 10/15/2022	272,937
	Berry Petroleum Co.:
90M	6.75%, 11/1/2020	93,600
300M	6.375%, 9/15/2022	300,375
325M	Calumet Specialty Products Partners, LP, 9.625%, 8/1/2020 (a)	355,062
	Chesapeake Energy Corp.:
275M	7.25%, 12/15/2018	308,000
100M	6.625%, 8/15/2020	108,000
75M	6.875%, 11/15/2020	81,750
250M	5.75%, 3/15/2023	253,750
375M	Concho Resources, Inc., 5.5%, 4/1/2023	371,250
	Consol Energy, Inc.:
125M	8%, 4/1/2017	132,187
625M	8.25%, 4/1/2020	657,812
700M	Continental Resources, Inc., 4.5%, 4/15/2023 (a)	681,625
100M	Crosstex Energy, LP, 8.875%, 2/15/2018	106,500

18

Principal
Amount	Security	Value
	Energy (continued)
$ 500M	Eagle Rock Energy Partners, LP, 8.375%, 6/1/2019	$ 511,250
375M	El Paso Corp., 6.5%, 9/15/2020	401,676
415M	Expro Finance Luxembourg SCA, 8.5%, 12/15/2016 (a)	437,825
	Ferrellgas Partners, LP:
475M	9.125%, 10/1/2017	498,750
190M	8.625%, 6/15/2020	194,275
250M	Forest Oil Corp., 7.25%, 6/15/2019	236,250
450M	Genesis Energy, LP, 7.875%, 12/15/2018	483,750
150M	Gibson Energy, Inc., 6.75%, 7/15/2021 (a)	150,375
400M	Inergy Midstream, LP, 6%, 12/15/2020 (a)	388,000
	Legacy Reserves, LP:
400M	8%, 12/1/2020 (a)	415,000
225M	6.625%, 12/1/2021 (a)	217,125
	Linn Energy, LLC:
75M	6.5%, 5/15/2019	73,687
175M	6.25%, 11/1/2019 (a)	167,562
175M	8.625%, 4/15/2020	184,625
300M	7.75%, 2/1/2021	302,250
	Newfield Exploration Co.:
50M	7.125%, 5/15/2018	52,000
150M	5.75%, 1/30/2022	149,250
	Offshore Group Investment, Ltd.:
75M	7.5%, 11/1/2019	78,562
150M	7.125%, 4/1/2023 (a)	148,125
225M	Pacific Drilling SA, 5.375%, 6/1/2020 (a)	210,937
	Penn Virginia Resource Partners, LP:
275M	8.25%, 4/15/2018	288,062
225M	8.375%, 6/1/2020	238,500
25M	6.5%, 5/15/2021 (a)	24,125
75M	Petrohawk Energy Corp., 10.5%, 8/1/2014	79,012
75M	PetroLogistics, LP, 6.25%, 4/1/2020 (a)	73,875
100M	Plains Exploration & Production Co., 6.125%, 6/15/2019	106,145
400M	Rain CII Carbon, LLC, 8.25%, 1/15/2021 (a)	402,000
200M	Range Resources Corp., 5%, 3/15/2023	196,500
375M	Samson Investment Co., 10%, 2/15/2020 (a)	397,031
825M	SandRidge Energy, Inc., 7.5%, 2/15/2023	787,875
150M	SESI, LLC, 6.375%, 5/1/2019	155,625
	SM Energy Co.:
75M	6.625%, 2/15/2019	78,937
150M	6.5%, 11/15/2021	158,250
150M	6.5%, 1/1/2023	158,250

19

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2013

Principal
Amount	Security	Value
	Energy (continued)
	Suburban Propane Partners, LP:
$ 274M	7.5%, 10/1/2018	$ 289,070
77M	7.375%, 8/1/2021	80,465
175M	Tesoro Logistics, LP, 5.875%, 10/1/2020 (a)	173,250
400M	Unit Corp., 6.625%, 5/15/2021	410,000
		14,194,906
	Financials—3.9%
	Algeco Scotsman Global Finance, PLC:
200M	8.5%, 10/15/2018 (a)	200,000
200M	10.75%, 10/15/2019 (a)	192,000
	Ally Financial, Inc.:
550M	6.25%, 12/1/2017	590,436
700M	8%, 3/15/2020	816,375
100M	CNH Capital, LLC, 6.25%, 11/1/2016	107,000
	International Lease Finance Corp.:
650M	8.75%, 3/15/2017	727,188
100M	6.25%, 5/15/2019	103,250
575M	8.25%, 12/15/2020	647,594
		3,383,843
	Food/Beverage/Tobacco—.6%
225M	B&G Foods, Inc., 4.625%, 6/1/2021	215,438
200M	Barry Callebaut Services SA, 5.5%, 6/15/2023 (a)	202,308
100M	Chiquita Brands International, Inc., 7.875%, 2/1/2021 (a)	105,000
		522,746
	Food/Drug—1.0%
475M	NBTY, Inc., 9%, 10/1/2018	518,938
325M	Tops Holding Corp., 8.875%, 12/15/2017 (a)	353,438
		872,376
	Forest Products/Containers—3.0%
	Ardagh Packaging Finance, PLC:
200M	7.375%, 10/15/2017 (a)	214,500
300M	7%, 11/15/2020 (a)	289,875
	Ball Corp.:
325M	7.375%, 9/1/2019	352,625
150M	4%, 11/15/2023	139,313

20

Principal
Amount	Security	Value
	Forest Products/Containers (continued)
$ 325M	Clearwater Paper Corp., 7.125%, 11/1/2018	$ 349,375
250M	CROWN Americas, LLC, 4.5%, 1/15/2023 (a)	236,875
300M	Greif, Inc., 7.75%, 8/1/2019	345,000
	Sealed Air Corp.:
175M	8.125%, 9/15/2019 (a)	196,000
165M	8.375%, 9/15/2021 (a)	187,275
238M	Tekni-Plex, Inc., 9.75%, 6/1/2019 (a)	254,065
		2,564,903
	Gaming/Leisure—.5%
250M	National CineMedia, LLC, 7.875%, 7/15/2021	272,500
175M	Six Flags Entertainment Corp., 5.25%, 1/15/2021 (a)	169,313
		441,813
	Health Care—5.8%
115M	Aviv Healthcare Properties, LP, 7.75%, 2/15/2019	123,337
400M	Biomet, Inc., 6.5%, 8/1/2020	414,250
	Community Health Systems, Inc. :
450M	8%, 11/15/2019	480,937
225M	7.125%, 7/15/2020	232,031
	DaVita, Inc.:
200M	6.375%, 11/1/2018	209,250
125M	5.75%, 8/15/2022	125,312
150M	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/2019 (a)	156,750
600M	Genesis Health Ventures, Inc., 9.75%, 6/15/2005 (b)(c)	375
	HCA, Inc.:
100M	6.375%, 1/15/2015	105,000
75M	8%, 10/1/2018	86,344
75M	8.5%, 4/15/2019	80,672
200M	6.5%, 2/15/2020	216,875
25M	7.25%, 9/15/2020	26,906
175M	6.25%, 2/15/2021	178,937
275M	7.75%, 5/15/2021	297,687
300M	7.5%, 2/15/2022	333,000
	HealthSouth Corp.:
75M	8.125%, 2/15/2020	81,562
117M	7.75%, 9/15/2022	125,190
325M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	341,250
550M	Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/2020 (a)	546,562

21

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2013

Principal
Amount	Security	Value
	Health Care (continued)
	Vanguard Health Holding Co. II, LLC:
$ 300M	8%, 2/1/2018	$ 319,500
375M	7.75%, 2/1/2019	399,375
125M	VPII Escrow Corp., 7.5%, 7/15/2021 (a)(d)	129,531
		5,010,633
	Information Technology—2.1%
250M	Advanced Micro Devices, Inc., 7.5%, 8/15/2022	243,125
	Audatex North America, Inc.:
275M	6.75%, 6/15/2018	290,125
250M	6%, 6/15/2021 (a)	250,625
200M	CyrusOne, LP, 6.375%, 11/15/2022 (a)	206,000
175M	Equinix, Inc., 7%, 7/15/2021	190,531
250M	Lender Processing Services, Inc., 5.75%, 4/15/2023	266,875
275M	MEMC Electronic Materials, Inc., 7.75%, 4/1/2019	261,938
75M	Verisign, Inc., 4.625%, 5/1/2023 (a)	73,125
		1,782,344
	Manufacturing—4.0%
200M	Amsted Industries, 8.125%, 3/15/2018 (a)	212,000
	Bombardier, Inc.:
325M	7.5%, 3/15/2018 (a)	362,375
300M	7.75%, 3/15/2020 (a)	334,500
200M	6.125%, 1/15/2023 (a)	199,500
515M	Case New Holland, Inc., 7.875%, 12/1/2017	585,813
325M	Dematic SA, 7.75%, 12/15/2020 (a)	341,250
425M	Edgen Murray Corp., 8.75%, 11/1/2020 (a)	425,000
300M	EDP Finance BV, 6%, 2/2/2018 (a)	310,500
	Rexel SA:
475M	6.125%, 12/15/2019 (a)	486,875
200M	5.25%, 6/15/2020 (a)	200,500
		3,458,313
	Media-Broadcasting—3.9%
325M	Allbritton Communication Co., 8%, 5/15/2018	346,938
	Belo Corp.:
100M	7.75%, 6/1/2027	107,500
25M	7.25%, 9/15/2027	25,688
375M	Block Communications, Inc., 7.25%, 2/1/2020 (a)	395,625
225M	LIN Television Corp., 8.375%, 4/15/2018	240,469

22

Principal
Amount	Security	Value
	Media-Broadcasting (continued)
	Nexstar Broadcasting, Inc.:
$ 350M	8.875%, 4/15/2017	$ 376,250
425M	6.875%, 11/15/2020 (a)	439,875
	Sinclair Television Group, Inc.:
575M	9.25%, 11/1/2017 (a)	610,938
250M	5.375%, 4/1/2021 (a)	241,250
100M	Sirius XM Radio, Inc., 4.625%, 5/15/2023 (a)	92,750
450M	XM Satellite Radio, Inc., 7.625%, 11/1/2018 (a)	492,750
		3,370,033
	Media-Cable TV—6.9%
	Cablevision Systems Corp.:
400M	8.625%, 9/15/2017	456,000
100M	7.75%, 4/15/2018	108,000
	CCO Holdings, LLC:
150M	7.25%, 10/30/2017	159,563
150M	7%, 1/15/2019	159,750
175M	7.375%, 6/1/2020	191,188
75M	5.25%, 3/15/2021 (a)	74,250
100M	5.125%, 2/15/2023	94,250
425M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020 (a)	434,563
	Clear Channel Worldwide Holdings, Inc.:
25M	7.625%, 3/15/2020 Series “A”	25,875
350M	7.625%, 3/15/2020 Series “B”	364,000
150M	6.5%, 11/15/2022 Series “A” (a)	154,500
325M	6.5%, 11/15/2022 Series “B” (a)	336,375
125M	Cogeco Cable, Inc., 4.875%, 5/1/2020 (a)	121,875
	DISH DBS Corp.:
650M	7.875%, 9/1/2019	731,250
125M	5%, 3/15/2023	120,938
150M	Echostar DBS Corp., 7.125%, 2/1/2016	163,125
400M	Gray Television, Inc., 7.5%, 10/1/2020	410,000
450M	Harron Communications, LP, 9.125%, 4/1/2020 (a)	488,250
400M	Nara Cable Funding, Ltd., 8.875%, 12/1/2018 (a)	418,000
	Quebecor Media, Inc.:
251M	7.75%, 3/15/2016	255,706
25M	5.75%, 1/15/2023	24,500
575M	UPC Holding BV, 9.875%, 4/15/2018 (a)	626,750
		5,918,708

23

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2013

Principal
Amount	Security	Value
	Media-Diversified—1.1%
$ 382M	Entravision Communications Corp., 8.75%, 8/1/2017	$ 408,263
475M	Lamar Media Corp., 7.875%, 4/15/2018	508,250
		916,513
	Metals/Mining—8.5%
550M	Alcoa, Inc., 6.15%, 8/15/2020	564,167
225M	Aleris International, Inc., 7.875%, 11/1/2020	231,750
	ArcelorMittal:
250M	6.125%, 6/1/2018	258,437
700M	10.35%, 6/1/2019	831,250
200M	6.75%, 2/25/2022	206,000
	Arch Coal, Inc.:
50M	7%, 6/15/2019	41,875
325M	7.25%, 10/1/2020	269,750
325M	7.25%, 6/15/2021	266,500
200M	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021 (a)	198,000
	FMG Resources (August 2006) Property, Ltd.:
175M	6.375%, 2/1/2016 (a)	175,000
125M	6%, 4/1/2017 (a)	122,187
475M	6.875%, 2/1/2018 (a)	470,844
200M	8.25%, 11/1/2019 (a)	207,000
100M	6.875%, 4/1/2022 (a)	97,375
425M	JMC Steel Group, 8.25%, 3/15/2018 (a)	417,562
150M	Kaiser Aluminum Corp., 8.25%, 6/1/2020	166,875
425M	Molycorp, Inc., 10%, 6/1/2020	414,375
	Novelis, Inc.:
700M	8.375%, 12/15/2017	745,500
175M	8.75%, 12/15/2020	188,562
	Peabody Energy Corp.:
275M	6%, 11/15/2018	276,719
175M	6.5%, 9/15/2020	176,312
375M	6.25%, 11/15/2021	363,750
	Steel Dynamics, Inc.:
175M	6.125%, 8/15/2019 (a)	185,937
100M	6.375%, 8/15/2022 (a)	106,000
	United States Steel Corp.:
75M	7%, 2/1/2018	79,125
125M	7.375%, 4/1/2020	124,062
100M	7.5%, 3/15/2022	98,750
		7,283,664

24

Principal
Amount	Security	Value
	Real Estate Investment Trusts—.5%
$ 225M	Omega Healthcare Investors, Inc., 6.75%, 10/15/2022	$ 240,750
177M	Taylor Morrison Communities, Inc., 7.75%, 4/15/2020 (a)	191,602
		432,352
	Retail-General Merchandise—3.2%
100M	ARAMARK Corp., 5.75%, 3/15/2020 (a)	102,750
30M	CKE Restaurants, Inc., 11.375%, 7/15/2018	31,088
375M	Landry’s, Inc., 9.375%, 5/1/2020 (a)	397,500
400M	Limited Brands, Inc., 8.5%, 6/15/2019	466,000
250M	Michaels Stores, Inc., 7.75%, 11/1/2018	268,750
275M	Monitronics International, Inc., 9.125%, 4/1/2020	286,000
600M	Needle Merger Sub Corp., 8.125%, 3/15/2019 (a)	615,000
300M	Party City Holdings, Inc., 8.875%, 8/1/2020 (a)	323,250
200M	Sally Holdings, LLC, 6.875%, 11/15/2019	215,500
		2,705,838
	Services—3.1%
425M	APX Group, Inc., 6.375%, 12/1/2019 (a)	405,875
275M	CoreLogic, Inc., 7.25%, 6/1/2021	294,250
200M	Covanta Holding Corp., 6.375%, 10/1/2022	203,120
275M	H&E Equipment Services, Inc., 7%, 9/1/2022	288,063
225M	Iron Mountain, Inc., 7.75%, 10/1/2019	243,000
200M	Live Nation Entertainment, Inc., 7%, 9/1/2020 (a)	211,250
	PHH Corp.:
125M	9.25%, 3/1/2016	139,687
200M	7.375%, 9/1/2019	213,000
375M	Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019 (a)	406,875
225M	Safway Group Holding, LLC, 7%, 5/15/2018 (a)	221,062
		2,626,182
	Telecommunications—6.6%
	CenturyLink, Inc.:
25M	5.625%, 4/1/2020	25,375
200M	5.8%, 3/15/2022	198,500
	Citizens Communications Co.:
725M	7.125%, 3/15/2019	766,688
300M	9%, 8/15/2031	298,500
350M	GCI, Inc., 8.625%, 11/15/2019	360,500
750M	Inmarsat Finance, PLC, 7.375%, 12/1/2017 (a)	783,750

25

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2013

Principal
Amount	Security	Value
	Telecommunications (continued)
	Intelsat Jackson Holdings SA:
$ 275M	7.25%, 4/1/2019	$ 289,094
450M	8.5%, 11/1/2019	487,125
125M	7.25%, 10/15/2020	131,875
100M	PAETEC Holding Corp., 9.875%, 12/1/2018	111,000
150M	Qwest Communications International, Inc., 7.125%, 4/1/2018	155,906
50M	Qwest Corp., 6.5%, 6/1/2017	56,633
	Sprint Capital Corp.:
300M	6.9%, 5/1/2019	313,500
400M	6.875%, 11/15/2028	386,000
225M	Telesat Canada, 6%, 5/15/2017 (a)	230,344
	Wind Acquisition Finance SA:
200M	11.75%, 7/15/2017 (a)	209,000
200M	7.25%, 2/15/2018 (a)	202,500
	Windstream Corp.:
225M	7.875%, 11/1/2017	248,063
325M	7.75%, 10/15/2020	338,000
100M	6.375%, 8/1/2023	94,000
		5,686,353
	Transportation—1.0%
400M	Aircastle, Ltd., 6.25%, 12/1/2019	417,500
	Navios Maritime Holdings:
225M	8.875%, 11/1/2017	234,000
175M	8.125%, 2/15/2019	166,688
		818,188
	Utilities—3.3%
	AES Corp.:
125M	9.75%, 4/15/2016	144,688
100M	8%, 10/15/2017	113,000
100M	7.375%, 7/1/2021	110,250
475M	Atlantic Power Corp., 9%, 11/15/2018	484,500
	Calpine Corp.:
42M	7.875%, 7/31/2020 (a)	45,780
350M	7.5%, 2/15/2021 (a)	375,375
275M	Dynegy, Inc., 5.875%, 6/1/2023 (a)	250,938
160M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	173,154

26

Principal
Amount	Security	Value
	Utilities (continued)
$ 400M	InterGen NV, 7%, 6/30/2023 (a)	$ 391,500
275M	NRG Energy, Inc., 7.625%, 5/15/2019	288,750
398M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	413,920
		2,791,855
	Waste Management—.3%
275M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020 (a)	281,875
	Wireless Communications—3.1%
375M	Intelsat Luxembourg SA, 8.125%, 6/1/2023 (a)	388,594
	MetroPCS Wireless, Inc.:
200M	6.625%, 11/15/2020	208,250
450M	6.25%, 4/1/2021 (a)	459,563
300M	6.625%, 4/1/2023 (a)	306,375
425M	SoftBank Corp., 4.5%, 4/15/2020 (a)	409,700
	Sprint Nextel Corp.:
250M	9.125%, 3/1/2017	288,750
175M	8.375%, 8/15/2017	197,313
175M	7%, 8/15/2020	185,500
175M	6%, 11/15/2022	172,375
		2,616,420
Total Value of Corporate Bonds (cost $77,043,767)		77,808,898
	LOAN PARTICIPATIONS—7.0%
	Automotive—.3%
305M	Chrysler Group, LLC, 4.25%, 5/24/2017 (d)(e)	307,205
	Building Materials—.3%
223M	MRC Global, Inc., 6%, 10/15/2019 (e)	226,383
	Chemicals—.4%
375M	Dupont Performance Coatings, Inc., 4.75%, 2/1/2020 (d)(e)	376,038
	Consumer Non-Durables—.3%
229M	Sun Products Corp., 5.5%, 3/15/2020 (e)	227,131
	Energy—.3%
225M	Samson Investment Co., 6%, 9/25/2018 (e)	225,844
	Financial—.5%
404M	Ocwen Financial Corp., 5% 1/31/2018 (e)	407,397

27

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2013

Principal
Amount	Security	Value
	Food/Drug—1.2%
$ 499M	Albertson’s, LLC, 4.75%, 2/20/2016 (e)	$ 496,568
180M	Rite Aid Corp., 4.875%, 6/7/2021 (d)(e)	180,113
340M	Supervalu, Inc., 5% 3/31/2019 (e)	338,787
		1,015,468
	Forest Products/Containers—.3%
221M	Sealed Air Corp., 4%, 10/31/2019 (e)	222,720
	Gaming/Leisure—.3%
225M	Seminole Hard Rock Entertainment, Inc., 3.5%, 4/28/2020 (e)	223,875
	Health Care—.4%
400M	Valeant Pharmaceuticals International, Inc., 4.5%, 6/26/2020 (d)(e)	399,150
	Information Technology—.4%
354M	ARRIS Group, Inc., 3.5%, 2/7/2020 (e)	350,571
	Manufacturing—.4%
384M	Apex Tool Group, LLC, 4.5%, 10/18/2019 (e)	386,301
	Media-Diversified—.6%
398M	Getty Images, Inc., 4.75% 10/18/2019 (e)	396,046
150M	Kasima, LLC, 3.25%, 5/14/2021 (e)	149,531
		545,577
	Metals/Mining—.4%
371M	Arch Coal, Inc., 5.75%, 5/16/2018 (e)	371,914
	Retail-General Merchandise—.9%
149M	Burger King Corp., 3.75% 9/27/2019 (e)	149,712
299M	General Nutrition Centers, Inc., 3.75%, 3/2/2018 (e)	299,704
320M	J.C. Penney Corp., Inc., 6%, 5/28/2018 (e)	320,933
		770,349
Total Value of Loan Participations (cost $6,036,338)		6,055,923

28

Shares		Security		Value
		COMMON STOCKS—.0%
		Telecommunications
3	*	Viatel Holding (Bermuda), Ltd. (b)		$ —
5,970	*	World Access, Inc. (b)		—
Total Value of Common Stocks (cost $97,360)				—
Total Value of Investments (cost $83,177,465)			97.6%	83,864,821
Other Assets, Less Liabilities			2.4	2,035,354
Net Assets			100.0%	$85,900,175

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

(b)	Securities valued at fair value (see Note 1A).

(c)	In default as to principal and/or interest payment

(d)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

(e)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2013.

29

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2013

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$77,808,523	$375	$77,808,898
Loan Participations	—	6,055,923	—	6,055,923
Common Stocks	—	—	—	—
Total Investments in Securities*	$—	$83,864,446	$375	$83,864,821

* The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

30

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments	Investments
	in Corporate	in Common
	Bonds	Stocks	Total
Balance, December 31, 2012	$375	$—	$375
Purchases	—	—	—
Sales	—	—	—
Change in unrealized
appreciation (depreciation)	—	—	—
Realized gain (loss)	—	—	—
Transfer into Level 3	—	—	—
Transfer out of Level 3	—	—	—
Balance, June 30, 2013	$375	$—	$375

The following is a summary of Level 3 inputs by industry:
Health Care			$375
Telecommunications			—
$375

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013.

					Impact to
					Valuation from
	Fair Value	Valuation	Unobservable		and Increase
	June 30, 2013	Methodologies	Input(s)(1)	Range	in Input(2)

Corporate Bonds	$375	Market	Market	100%	Increase
		Comparables	Comparables/
			Bankruptcy

Common Stocks	$—	Market	Market	100%	Increase
		Comparables	Comparables/
			Bankruptcy

(1)	In determining certain of these inputs, management evaluates a variety of factors including eco-
nomic conditions, industry and market developments, market valuations of comparable compa-
nies and company specific developments including exit strategies and realization opportunities.
Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

See notes to financial statements	31

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Expense Examples
Actual	$1,000.00	$975.26	$3.58
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.17	$3.66

*	Expenses are equal to the annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

32

Portfolio of Investments
GOVERNMENT FUND
June 30, 2013

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—59.6%
	Fannie Mae—19.1%
$ 475M	2.5%, 11/1/2027	$ 479,235
1,495M	3%, 10/1/2027 – 3/1/2042	1,491,136
845M	3.5%, 4/1/2033 – 5/1/2033	870,588
1,096M	4%, 12/1/2040 – 1/1/2041	1,148,443
625M	4.5%, 11/1/2040 – 8/1/2041	664,287
841M	5.5%, 7/1/2034 – 10/1/2039	932,417
188M	9%, 11/1/2026	222,568
78M	11%, 10/1/2015	82,982
		5,891,656
	Freddie Mac—5.7%
478M	2.5%, 1/1/2028	481,251
414M	3.5%, 4/1/2043	414,990
830M	4%, 11/1/2040 – 12/1/2040	872,066
		1,768,307
	Government National Mortgage Association I
	Program—33.9%
3,234M	4%, 7/15/2040 – 11/15/2041	3,421,225
1,911M	4.5%, 12/15/2039 – 6/15/2040	2,064,016
3,285M	5%, 6/15/2033 – 6/15/2040	3,612,492
1,018M	5.5%, 2/15/2033 – 11/15/2038	1,139,027
238M	6%, 11/15/2032 – 4/15/2036	267,896
		10,504,656
	Government National Mortgage Association II
	Program—.9%
279M	3.5%, 9/20/2042	287,269
Total Value of Residential Mortgage-Backed Securities (cost $18,305,561)		18,451,888
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—27.3%
	Fannie Mae:
1,500M	1.625%, 10/26/2015	1,538,064
1,000M	1.25%, 1/30/2017	1,007,000
1,000M	0.875%, 8/28/2017	981,180

33

Portfolio of Investments (continued)
GOVERNMENT FUND
June 30, 2013

Principal
Amount	Security	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (continued)
$1,000M	Federal Farm Credit Bank, 4.875%, 1/17/2017	$ 1,136,564
1,250M	Federal Home Loan Bank, 5.375%, 5/18/2016	1,415,608
	Freddie Mac:
300M	0.875%, 3/7/2018	290,635
1,000M	1.25%, 8/1/2019	954,977
1,000M	Tennessee Valley Authority, 4.5%, 4/1/2018	1,129,150
Total Value of U.S. Government Agency Obligations (cost $8,479,263)		8,453,178
	U.S. GOVERNMENT OBLIGATIONS—9.1%
375M	FDA Queens, LP, 6.99%, 6/15/2017 (a)	407,886
	U.S. Treasury Note:
1,100M	1.875%, 9/30/2017	1,132,828
650M	1.375%, 6/30/2018	649,695
250M	2%, 2/15/2023	240,625
400M	1.75%, 5/15/2023	374,656
Total Value of U.S. Government Obligations (cost $2,883,360)		2,805,690
	COMMERCIAL MORTGAGE BACKED
	SECURITIES—1.6%
	Federal Home Loan Mortgage Corporation
500M	Multifamily Structured Pass Thru, 2.13%, 1/25/2019 (cost $517,266)	501,542
	CORPORATE BONDS—1.5%
	Financials
489M	Excalibur One 77B, LLC, 1.491%, 1/1/2025 (cost $486,961)	466,091
Total Value of Investments (cost $30,672,411)	99.1%	30,678,389
Other Assets, Less Liabilities	.9	277,702
Net Assets	100.0%	$30,956,091

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

34

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$18,451,888	$—	$18,451,888
U.S. Government Agency
Obligations	—	8,453,178	—	8,453,178
U.S. Government Obligations	—	2,805,690	—	2,805,690
Commercial Mortgage-Backed
Securities		501,542		501,542
Corporate Bonds	—	466,091	—	466,091
Total Investments in Securities*	$—	$30,678,389	$—	$30,678,389

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

See notes to financial statements	35

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Expense Examples
Actual	$1,000.00	$1,165.27	$4.24
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.87	$3.96

*	Expenses are equal to the annualized expense ratio of .79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

36

Portfolio of Investments
GROWTH & INCOME FUND
June 30, 2013

Shares		Security	Value
		COMMON STOCKS—99.9%
		Consumer Discretionary—15.0%
44,900		Allison Transmission Holdings, Inc.	$ 1,036,292
114,000		Best Buy Company, Inc.	3,115,620
34,800	*	BorgWarner, Inc.	2,998,020
119,900		CBS Corporation – Class “B”	5,859,513
214,700		Dana Holding Corporation	4,135,122
85,100		Delphi Automotive, PLC	4,313,719
118,100		GNC Holdings, Inc. – Class “A”	5,221,201
50,100		Home Depot, Inc.	3,881,247
88,300		L Brands, Inc.	4,348,775
31,900		McDonald’s Corporation	3,158,100
90,900		Newell Rubbermaid, Inc.	2,386,125
86,500	*	Orient-Express Hotels, Ltd. – Class “A”	1,051,840
109,000		Pier 1 Imports, Inc.	2,560,410
83,600	*	Select Comfort Corporation	2,095,016
140,100		Staples, Inc.	2,221,986
41,798	*	Steiner Leisure, Ltd.	2,209,442
31,200	*	TRW Automotive Holdings Corporation	2,072,928
24,100		Tupperware Brands Corporation	1,872,329
44,500		Walt Disney Company	2,810,175
58,383		Wyndham Worldwide Corporation	3,341,259
			60,689,119
		Consumer Staples—10.0%
117,100		Altria Group, Inc.	4,097,329
125,500		Avon Products, Inc.	2,639,265
120,378		Coca-Cola Company	4,828,362
79,300		CVS Caremark Corporation	4,534,374
66,700		Herbalife, Ltd.	3,010,838
91,100		Nu Skin Enterprises, Inc. – Class “A”	5,568,032
35,000		PepsiCo, Inc.	2,862,650
76,500		Philip Morris International, Inc.	6,626,430
37,713		Procter & Gamble Company	2,903,524
48,150		Wal-Mart Stores, Inc.	3,586,693
			40,657,497

37

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2013

Shares		Security	Value
		Energy—9.8%
38,400		Anadarko Petroleum Corporation	$ 3,299,712
39,600		Chevron Corporation	4,686,264
64,000		ConocoPhillips	3,872,000
14,300		Devon Energy Corporation	741,884
40,400		Ensco, PLC – Class “A”	2,348,048
65,711		ExxonMobil Corporation	5,936,989
9,000		Hess Corporation	598,410
98,022		Marathon Oil Corporation	3,389,601
39,611		Marathon Petroleum Corporation	2,814,758
36,850		National Oilwell Varco, Inc.	2,538,965
107,100		Noble Corporation	4,024,818
31,950		Phillips 66	1,882,175
13,700		Schlumberger, Ltd.	981,742
84,207		Suncor Energy, Inc.	2,483,264
			39,598,630
		Financials—10.2%
64,006		American Express Company	4,785,089
39,000		Ameriprise Financial, Inc.	3,154,320
35,500		Armada Hoffler Properties, Inc. (REIT)	418,190
12,700		Brookline Bancorp, Inc.	110,236
76,443		Discover Financial Services	3,641,745
26,600		Financial Select Sector SPDR Fund (ETF)	518,434
79,100		FirstMerit Corporation	1,584,373
52,100	*	Health Insurance Innovations, Inc. – Class “A”	548,092
37,100		Invesco, Ltd.	1,179,780
110,388		JPMorgan Chase & Company	5,827,383
34,700		M&T Bank Corporation	3,877,725
28,000		MetLife, Inc.	1,281,280
27,000		Morgan Stanley	659,610
45,000		PNC Financial Services Group, Inc.	3,281,400
27,000		SPDR S&P Regional Banking (ETF)	914,760
99,279	*	Sunstone Hotel Investors, Inc. (REIT)	1,199,290
99,000		U.S. Bancorp	3,578,850
97,200		Urstadt Biddle Properties – Class “A” (REIT)	1,960,524
65,967		Wells Fargo & Company	2,722,458
			41,243,539

38

Shares		Security	Value
		Health Care—12.9%
95,100		Abbott Laboratories	$ 3,317,088
63,900		AbbVie, Inc.	2,641,626
43,600	*	Actavis, Inc.	5,503,192
27,830		Baxter International, Inc.	1,927,784
20,900		Covidien, PLC	1,313,356
55,622	*	Express Scripts Holding Company	3,431,321
108,800	*	Gilead Sciences, Inc.	5,571,648
74,675		Johnson & Johnson	6,411,595
17,100		McKesson Corporation	1,957,950
84,443		Merck & Company, Inc.	3,922,377
39,500		Omnicare, Inc.	1,884,545
230,293		Pfizer, Inc.	6,450,507
72,343		Thermo Fisher Scientific, Inc.	6,122,388
73,900		Warner Chilcott, PLC – Class “A”	1,469,132
7,172		Zoetis, Inc.	221,546
			52,146,055
		Industrials—15.8%
50,594		3M Company	5,532,454
22,400	*	ADT Corporation	892,640
70,300		Altra Holdings, Inc.	1,924,814
36,000	*	Armstrong World Industries, Inc.	1,720,440
30,300		Caterpillar, Inc.	2,499,447
42,037		Chicago Bridge & Iron Company NV – NY Shares	2,507,927
42,800		Dover Corporation	3,323,848
38,900	*	Esterline Technologies Corporation	2,812,081
23,700		Gardner Denver, Inc.	1,781,766
103,200		Generac Holdings, Inc.	3,819,432
105,796		General Electric Company	2,453,409
58,300		Honeywell International, Inc.	4,625,522
18,053		IDEX Corporation	971,432
47,500		ITT Corporation	1,396,975
9,900		Lockheed Martin Corporation	1,073,754
63,196		Pentair, Ltd.	3,645,777
14,000		Raytheon Company	925,680
35,000		Ryder System, Inc.	2,127,650
28,500		Snap-on, Inc.	2,547,330
81,600	*	TAL International Group, Inc.	3,555,312
85,900		Textainer Group Holdings, Ltd.	3,301,996

39

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2013

Shares		Security	Value
		Industrials (continued)
40,600		Triumph Group, Inc.	$ 3,213,490
103,500		Tyco International, Ltd.	3,410,325
43,000		United Technologies Corporation	3,996,420
			64,059,921
		Information Technology—17.6%
12,000		Apple, Inc.	4,752,960
168,100	*	ARRIS Group, Inc.	2,412,235
50,100		Avago Technologies, Ltd.	1,872,738
22,800	*	Blackhawk Network Holdings, Inc.	528,960
34,300	*	CDW Corporation	638,666
225,500		Cisco Systems, Inc.	5,481,905
28,000	*	eBay, Inc.	1,448,160
194,900		EMC Corporation	4,603,538
13,900		Global Payments, Inc.	643,848
100,900		Hewlett-Packard Company	2,502,320
160,000		Intel Corporation	3,875,200
42,129		International Business Machines Corporation	8,051,273
86,100		Intersil Corporation – Class “A”	673,302
150,600		Mentor Graphics Corporation	2,944,230
240,800		Microsoft Corporation	8,314,824
83,200	*	NeuStar, Inc. – Class “A”	4,050,176
97,000		Oracle Corporation	2,979,840
41,700	*	PTC, Inc.	1,022,901
86,188		QUALCOMM, Inc.	5,264,363
126,660		Symantec Corporation	2,846,050
62,100		TE Connectivity, Ltd.	2,828,034
136,400	*	Yahoo!, Inc.	3,425,004
			71,160,527
		Materials—6.1%
44,000		Celanese Corporation – Series “A”	1,971,200
55,900		Cytec Industries, Inc.	4,094,675
103,540		Freeport-McMoRan Copper & Gold, Inc.	2,858,739
113,500		International Paper Company	5,029,185
62,000		LyondellBasell Industries NV – Class “A”	4,108,120
11,200		Praxair, Inc.	1,289,792
41,800		Rock-Tenn Company – Class “A”	4,174,984
37,550		RPM International, Inc.	1,199,347
			24,726,042

40

Shares	Security		Value
	Telecommunication Services—2.4%
120,000	AT&T, Inc.		$ 4,248,000
108,100	Verizon Communications, Inc.		5,441,754
			9,689,754
	Utilities—.1%
14,426	Atmos Energy Corporation		592,332
Total Value of Common Stocks (cost $261,696,338)		99.9%	404,563,416
Other Assets, Less Liabilities		.1	426,221
Net Assets		100.0%	$404,989,637

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

41

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2013

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$404,563,416	$—	$—	$404,563,416

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

42	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Expense Examples
Actual	$1,000.00	$998.84	$4.51
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.28	$4.56

*	Expenses are equal to the annualized expense ratio of .91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

43

Portfolio of Investments
INTERNATIONAL FUND
June 30, 2013

Shares		Security	Value
		COMMON STOCKS—97.2%
		United Kingdom—23.6%
252,190	*	Barratt Developments, PLC	$ 1,184,202
141,461		British American Tobacco, PLC	7,225,061
113,387		Diageo, PLC	3,233,094
159,424		Domino’s Pizza Group, PLC	1,621,249
134,162		Fresnillo, PLC	1,794,714
289,378		HSBC Holdings, PLC	2,993,278
96,128		Persimmon, PLC	1,721,857
128,822	*	Rolls-Royce Holdings, PLC	2,215,645
15,329,818	*	Rolls-Royce Holdings, PLC – “C” Shares (a)	23,251
82,149		SABMiller, PLC	3,927,847
110,705		Standard Chartered, PLC	2,396,009
			28,336,207
		Switzerland—15.9%
27,828		DKSH Holding, Ltd.	2,285,299
549		Lindt & Spruengli AG	2,058,714
78,439		Nestle SA – Registered	5,135,862
4,145	*	Novartis AG – Registered	293,959
1,112	*	Roche Holding AG – Genusscheine	276,193
1,617		SGS SA – Registered	3,467,625
328,293	*	UBS AG – Registered	5,579,402
			19,097,054
		India—12.2%
338,522		HDFC Bank, Ltd.	3,813,891
232		HDFC Bank, Ltd. (ADR)	8,408
149,646		Hindustan Unilever, Ltd.	1,473,544
379,492		Housing Development Finance Corporation, Ltd.	5,613,672
678,806		ITC, Ltd.	3,705,019
			14,614,534
		France—8.4%
129,596		Bureau Veritas SA	3,351,417
18,448		Essilor International SA	1,960,094
2,999		Hermes International	966,765
12,032		L’Oreal SA	1,974,523
16,955		Pernod Ricard SA	1,877,498
			10,130,297

44

Shares		Security	Value
		Netherlands—7.9%
26,181		Core Laboratories NV	$ 3,970,610
140,358		Unilever NV – CVA	5,519,850
			9,490,460
		United States—6.8%
24,016		Accenture, PLC – Class “A”	1,728,191
73,791		Philip Morris International, Inc.	6,391,776
			8,119,967
		Canada—5.7%
36,140		Bank of Nova Scotia	1,929,385
53,760		Enbridge, Inc.	2,253,950
108,567		Goldcorp, Inc.	2,674,682
			6,858,017
		Hong Kong—3.3%
69,476	*	Cheung Kong Infrastructure Holdings, Ltd.	463,093
249,969		Link REIT (REIT)	1,229,485
354,091		L’Occitane International SA	954,122
287,340		Sands China, Ltd.	1,354,023
			4,000,723
		Denmark—3.0%
22,943		Novo Nordisk A/S – Series “B”	3,570,506
		Australia—2.5%
157,477		Newcrest Mining, Ltd.	1,422,724
47,638		Ramsay Health Care, Ltd.	1,561,508
			2,984,232
		Germany—2.5%
40,113		SAP AG	2,933,444
		Ireland—1.4%
20,205	*	Paddy Power, PLC	1,731,287
		Japan—1.3%
16,100		Daito Trust Construction Company, Ltd.	1,515,428

45

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2013

Shares or
Principal
Amount	Security	Value
	Mexico—1.0%
435,566	Wal-Mart de Mexico SAB de CV	$ 1,214,489
	Belgium—1.0%
13,611	Anheuser-Busch InBev NV	1,209,973
	Italy—.7%
16,114	Luxottica Group SpA	813,534
Total Value of Common Stocks (cost $88,053,754)		116,620,152
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.9%
$ 2,300M	Federal Home Loan Bank, 0.02%, 7/15/2013 (cost $2,299,982)	2,299,982
Total Value of Investments (cost $90,353,736)	99.1%	118,920,134
Other Assets, Less Liabilities	.9	1,113,271
Net Assets	100.0%	$120,033,405

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

(a)	Securities valued at fair value (see Note 1A).

46

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$28,312,956	$—	$23,251	$28,336,207
Switzerland	19,097,054	—	—	19,097,054
India	14,614,534	—	—	14,614,534
France	10,130,297	—	—	10,130,297
Netherlands	9,490,460	—	—	9,490,460
United States	8,119,967	—	—	8,119,967
Canada	6,858,017	—	—	6,858,017
Hong Kong	4,000,723	—	—	4,000,723
Denmark	3,570,506	—	—	3,570,506
Australia	2,984,232	—	—	2,984,232
Germany	2,933,444	—	—	2,933,444
Ireland	1,731,287	—	—	1,731,287
Japan	1,515,428	—	—	1,515,428
Mexico	1,214,489	—	—	1,214,489
Belgium	1,209,973	—	—	1,209,973
Italy	813,534	—	—	813,534
Short-Term U.S. Government
Agency Obligations	—	2,299,982	—	2,299,982
Total Investments in Securities	$116,596,901	$2,299,982	$23,251	$118,920,134

During the period ended June 30, 2013, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

47

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2013

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments
in Common
Stocks
Balance, December 31, 2012	$16,371
Purchases	—
Sales	(16,083)
Change in unrealized
appreciation	6,880
Realized gain	16,083
Transfer into Level 3	—
Transfer out of Level 3	—
Balance, June 30, 2013	$23,251

The following is a summary of Level 3 inputs by industry:
Industrials	$23,251

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013.

Impact to
Valuation from
	Fair Value	Valuation	Unobservable		and Increase in
	June 30, 2013	Methodologies	Input(s)(1)	Range	Input(2)

Common Stocks	$23,251	Discounted	Discounted	100%	Increase
		Cash Flows	Cash Flows
		on Proceeds	on Proceeds

(1)	In determining certain of these inputs, management evaluates a variety of factors including eco-
nomic conditions, industry and market developments, market valuations of comparable compa-
nies and company specific developments including exit strategies and realization opportunities.
Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

48	See notes to financial statements

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Expense Examples
Actual	$1,000.00	$970.43	$3.37
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.37	$3.46

*	Expenses are equal to the annualized expense ratio of .69%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

49

Portfolio of Investments
INVESTMENT GRADE FUND
June 30, 2013

Principal
Amount	Security	Value
	CORPORATE BONDS—97.8%
	Aerospace/Defense—.4%
$200M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014 (a)	$ 207,039
	Agriculture—.7%
340M	Cargill, Inc., 6%, 11/27/2017 (a)	396,103
	Automotive—1.0%
200M	Daimler Finance NA, LLC, 2.95%, 1/11/2017 (a)	205,209
300M	Johnson Controls, Inc., 5%, 3/30/2020	329,954
		535,163
	Chemicals—2.3%
450M	CF Industries, Inc., 7.125%, 5/1/2020	539,112
400M	Dow Chemical Co., 4.25%, 11/15/2020	422,560
300M	LyondellBasell Industries NV, 6%, 11/15/2021	337,675
		1,299,347
	Consumer Durables—1.0%
250M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020	267,392
300M	Stanley Black & Decker, 5.2%, 9/1/2040	308,297
		575,689
	Energy—10.6%
575M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	694,820
200M	DCP Midstream, LLC, 9.75%, 3/15/2019 (a)	258,221
400M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	407,398
500M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	470,443
420M	Maritime & Northeast Pipeline, LLC, 7.5%, 5/31/2014 (a)	440,271
400M	Nabors Industries, Inc., 6.15%, 2/15/2018	446,657
400M	ONEOK Partners, LP, 3.375%, 10/1/2022	368,448
500M	Petrobras International Finance Co., 5.375%, 1/27/2021	504,847
400M	Reliance Holdings USA, Inc., 4.5%, 10/19/2020 (a)	394,034
400M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018	466,558
489M	Suncor Energy, Inc., 6.85%, 6/1/2039	577,894
300M	Valero Energy Corp., 9.375%, 3/15/2019	393,827
400M	Weatherford International, Inc., 6.35%, 6/15/2017	447,221
		5,870,639
	Financial Services—13.5%
250M	Aflac, Inc., 8.5%, 5/15/2019	319,920
600M	American Express Co., 7%, 3/19/2018	722,590

50

Principal
Amount	Security	Value
	Financial Services (continued)
	American International Group, Inc.:
$300M	4.875%, 9/15/2016	$ 328,855
300M	8.25%, 8/15/2018	372,846
300M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	301,478
300M	BlackRock, Inc., 5%, 12/10/2019	340,744
350M	CoBank, ACB, 7.875%, 4/16/2018 (a)	427,484
200M	Compass Bank, 6.4%, 10/1/2017	219,471
500M	ERAC USA Finance Co., 4.5%, 8/16/2021 (a)	523,766
600M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	724,994
	General Electric Capital Corp.:
200M	5.625%, 9/15/2017	226,748
500M	5.3%, 2/11/2021	549,351
400M	6.75%, 3/15/2032	480,969
400M	Glencore Funding, LLC, 6%, 4/15/2014 (a)	414,108
400M	Harley-Davidson Funding Corp., 5.75%, 12/15/2014 (a)	427,238
400M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	411,406
500M	Protective Life Corp., 7.375%, 10/15/2019	606,586
100M	Prudential Financial, Inc., 6%, 12/1/2017	114,946
		7,513,500
	Financials—21.2%
	Bank of America Corp.:
200M	5.65%, 5/1/2018	222,433
200M	5%, 5/13/2021	213,600
250M	5.7%, 1/24/2022	277,987
800M	Barclays Bank, PLC, 5.125%, 1/8/2020	886,268
300M	Bear Stearns Cos., Inc., 7.25%, 2/1/2018	357,578
	Citigroup, Inc.:
450M	5%, 9/15/2014	467,789
800M	6.125%, 11/21/2017	910,125
200M	4.5%, 1/14/2022	208,735
200M	Fifth Third Bancorp, 3.5%, 3/15/2022	198,610
	Goldman Sachs Group, Inc.:
600M	6.15%, 4/1/2018	676,807
200M	5.75%, 1/24/2022	220,979
300M	3.625%, 1/22/2023	287,603
500M	6.75%, 10/1/2037	513,722
	JPMorgan Chase & Co.:
600M	6%, 1/15/2018	685,386
400M	4.5%, 1/24/2022	419,593

51

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2013

Principal
Amount	Security	Value
	Financials (continued)
	Merrill Lynch & Co., Inc.:
$150M	5%, 1/15/2015	$ 158,005
645M	6.4%, 8/28/2017	728,983
	Morgan Stanley:
600M	5.95%, 12/28/2017	666,385
600M	6.625%, 4/1/2018	680,774
750M	4.1%, 5/22/2023	694,317
600M	SunTrust Banks, Inc., 6%, 9/11/2017	688,726
400M	UBS AG, 4.875%, 8/4/2020	442,349
	Wells Fargo & Co.:
600M	4.6%, 4/1/2021	654,899
200M	3.5%, 3/8/2022	202,640
300M	3.45%, 2/13/2023	287,089
		11,751,382
	Food/Beverage/Tobacco—7.4%
400M	Altria Group, Inc., 9.7%, 11/10/2018	532,347
400M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/2020	461,794
300M	Bottling Group, LLC, 5.125%, 1/15/2019	341,994
300M	Bunge Ltd., Finance Corp., 3.2%, 6/15/2017	307,194
300M	Corn Products International, Inc., 4.625%, 11/1/2020	317,789
400M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	482,606
400M	Lorillard Tobacco Co., 6.875%, 5/1/2020	460,271
300M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019	329,756
400M	Philip Morris International, Inc., 5.65%, 5/16/2018	461,630
400M	SABMiller Holdings, Inc., 3.75%, 1/15/2022 (a)	407,815
		4,103,196
	Food/Drug—.7%
400M	Safeway, Inc., 4.75%, 12/1/2021	408,237
	Forest Products/Containers—.7%
300M	International Paper Co., 9.375%, 5/15/2019	392,580
	Gaming/Leisure—.7%
400M	Marriott International, Inc., 3.25%, 9/15/2022	373,174
	Health Care—3.7%
400M	Biogen IDEC, Inc., 6.875%, 3/1/2018	476,185
450M	Express Scripts Holding Co., 4.75%, 11/15/2021	482,267
400M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	382,824

52

Principal
Amount	Security	Value
	Health Care (continued)
$400M	Mylan, Inc., 3.125%, 1/15/2023 (a)	$ 366,404
200M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019	230,473
100M	Roche Holdings, Inc., 6%, 3/1/2019 (a)	119,545
		2,057,698
	Information Technology—3.3%
400M	Harris Corp., 4.4%, 12/15/2020	415,616
500M	Motorola Solutions, Inc., 6%, 11/15/2017	567,348
400M	Pitney Bowes, Inc., 5.75%, 9/15/2017	432,611
400M	Symantec Corp., 3.95%, 6/15/2022	393,380
		1,808,955
	Manufacturing—3.6%
380M	CRH America, Inc., 8.125%, 7/15/2018	462,854
300M	General Electric Co., 5.25%, 12/6/2017	339,082
400M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	474,298
400M	Pentair Finance SA, 3.15%, 9/15/2022	371,593
300M	Tyco Electronics Group SA, 6.55%, 10/1/2017	347,607
		1,995,434
	Media-Broadcasting—2.8%
400M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018 (a)	523,618
400M	Comcast Corp., 4.25%, 1/15/2033	383,970
300M	DirecTV Holdings, LLC, 3.8%, 3/15/2022	288,704
300M	Time Warner Entertainment Co., LP, 8.375%, 3/15/2023	374,327
		1,570,619
	Media-Diversified—1.4%
	McGraw-Hill Cos., Inc.:
200M	5.9%, 11/15/2017	218,701
200M	6.55%, 11/15/2037	198,967
300M	Vivendi SA, 6.625%, 4/4/2018 (a)	347,234
		764,902
	Metals/Mining—5.0%
500M	Alcoa, Inc., 6.15%, 8/15/2020	512,879
400M	ArcelorMittal, 6.125%, 6/1/2018	413,500
500M	Newmont Mining Corp., 5.125%, 10/1/2019	526,891
500M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	494,638

53

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2013

Principal
Amount	Security	Value
	Metals/Mining (continued)
$400M	Vale Overseas, Ltd., 5.625%, 9/15/2019	$ 432,969
400M	Xstrata Canada Financial Corp., 4.95%, 11/15/2021 (a)	387,900
		2,768,777
	Real Estate Investment Trusts—5.4%
500M	Boston Properties, LP, 5.875%, 10/15/2019	577,475
550M	Digital Realty Trust, LP, 5.25%, 3/15/2021	574,618
500M	HCP, Inc., 5.375%, 2/1/2021	543,196
400M	ProLogis, LP, 6.625%, 5/15/2018	460,886
400M	Simon Property Group, LP, 5.75%, 12/1/2015	440,964
400M	Ventas Realty, LP, 4.75%, 6/1/2021	420,893
		3,018,032
	Retail-General Merchandise—1.6%
600M	GAP, Inc., 5.95%, 4/12/2021	664,660
200M	Home Depot, Inc., 5.875%, 12/16/2036	235,965
		900,625
	Telecommunications—3.2%
300M	BellSouth Corp., 6.55%, 6/15/2034	328,533
105M	BellSouth Telecommunications, 6.375%, 6/1/2028	118,818
300M	Deutsche Telekom International Finance BV, 4.875%, 3/6/2042 (a)	293,761
309M	GTE Corp., 6.84%, 4/15/2018	367,745
300M	Rogers Communications, Inc., 3%, 3/15/2023	280,593
300M	Verizon New York, Inc., 7.375%, 4/1/2032	362,780
		1,752,230
	Transportation—2.2%
300M	Burlington North Santa Fe, LLC, 3%, 3/15/2023	286,472
300M	Con-way, Inc., 7.25%, 1/15/2018	341,283
400M	GATX Corp., 4.75%, 6/15/2022	412,550
200M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	207,413
		1,247,718
	Utilities—5.4%
300M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	348,408
200M	Electricite de France SA, 6.5%, 1/26/2019 (a)	237,259
400M	Entergy Arkansas, Inc., 3.75%, 2/15/2021	418,803
400M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	440,472

54

Principal
Amount	Security		Value
	Utilities (continued)
	Great River Energy Co.:
$113M	5.829%, 7/1/2017 (a)		$ 122,440
298M	4.478%, 7/1/2030 (a)		313,158
200M	National Fuel Gas Co., 8.75%, 5/1/2019		251,448
300M	Ohio Power Co., 5.375%, 10/1/2021		345,691
400M	Sempra Energy, 9.8%, 2/15/2019		539,915
			3,017,594
Total Value of Corporate Bonds (cost $52,010,877)		97.8%	54,328,633
Other Assets, Less Liabilities		2.2	1,202,225
Net Assets		100.0%	$55,530,858

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$54,328,633	$—	$54,328,633

* The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	55

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Expense Examples
Actual	$1,000.00	$1,158.06	$13.91
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,011.90	$12.97

*	Expenses are equal to the annualized expense ratio of 2.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

56

Portfolio of Investments
OPPORTUNITY FUND
June 30, 2013

Shares		Security	Value
		COMMON STOCKS—95.2%
		Consumer Discretionary—17.1%
875		Allison Transmission Holdings, Inc.	$ 20,195
400	*	BorgWarner, Inc.	34,460
2,950		Dana Holding Corporation	56,817
1,850	*	Del Frisco’s Restaurant Group, Inc.	39,608
1,425		Delphi Automotive, PLC	72,233
1,450	*	Express, Inc.	30,407
1,400		GNC Holdings, Inc. – Class “A”	61,894
950		L Brands, Inc.	46,787
925		Newell Rubbermaid, Inc.	24,281
300		Nordstrom, Inc.	17,982
2,525	*	Orient-Express Hotels, Ltd. – Class “A”	30,704
50		Oxford Industries, Inc.	3,120
1,800		Pier 1 Imports, Inc.	42,282
150		Ralph Lauren Corporation	26,061
450		Ruth’s Hospitality Group, Inc.	5,432
875	*	Select Comfort Corporation	21,928
900		Stewart Enterprises, Inc. – Class “A”	11,781
100	*	Tempur Sealy International, Inc.	4,390
750	*	TRW Automotive Holdings Corporation	49,830
500		Tupperware Brands Corporation	38,845
525		Wyndham Worldwide Corporation	30,046
			669,083
		Consumer Staples—7.0%
1,400		Avon Products, Inc.	29,442
100	*	Fairway Group Holdings Corporation	2,417
925		Herbalife, Ltd.	41,755
100		McCormick & Company, Inc.	7,036
1,375		Nu Skin Enterprises, Inc. – Class “A”	84,040
250		Pinnacle Foods, Inc.	6,038
3,110	*	Prestige Brands Holdings, Inc.	90,625
404		Tootsie Roll Industries, Inc.	12,839
			274,192
		Energy—6.4%
150	*	Dril-Quip, Inc.	13,543
725		Ensco, PLC – Class “A”	42,137
200		EOG Resources, Inc.	26,336
525		EQT Corporation	41,669

57

Portfolio of Investments (continued)
OPPORTUNITY FUND
June 30, 2013

Shares		Security	Value
		Energy (continued)
250		Hess Corporation	$ 16,622
800		National Oilwell Varco, Inc.	55,120
850		Noble Corporation	31,943
1,275		Talisman Energy, Inc.	14,573
700	*	Weatherford International, Ltd.	9,590
			251,533
		Financials—12.1%
350		Ameriprise Financial, Inc.	28,308
1,150		Berkshire Hills Bancorp, Inc.	31,924
600		City National Corporation	38,022
1,250		Discover Financial Services	59,550
875		Douglas Emmett, Inc. (REIT)	21,831
150		Federal Realty Investment Trust (REIT)	15,552
525		Financial Select Sector SPDR Fund (ETF)	10,232
1,275		FirstMerit Corporation	25,538
975	*	Health Insurance Innovations, Inc. – Class “A”	10,257
800		Invesco, Ltd.	25,440
400		M&T Bank Corporation	44,700
670		NASDAQ OMX Group, Inc.	21,969
575		Oritani Financial Corporation	9,016
1,425		Protective Life Corporation	54,734
1,850		Provident New York Bancorp	17,279
500		SPDR S&P Regional Banking (ETF)	16,940
1,000		Waddell & Reed Financial, Inc. – Class “A”	43,500
			474,792
		Health Care—9.5%
725	*	Actavis, Inc.	91,509
400		DENTSPLY International, Inc.	16,384
925	*	Gilead Sciences, Inc.	47,369
500		McKesson Corporation	57,250
550		Omnicare, Inc.	26,240
100		Perrigo Company	12,100
700		Thermo Fisher Scientific, Inc.	59,241
1,050	*	Triple-S Management Corporation – Class “B”	22,544
2,075		Warner Chilcott, PLC – Class “A”	41,251
			373,888

58

Shares		Security	Value
		Industrials—19.6%
775		A.O. Smith Corporation	$ 28,117
1,025		Altra Holdings, Inc.	28,064
550	*	Armstrong World Industries, Inc.	26,284
575	*	B/E Aerospace, Inc.	36,271
775		Chicago Bridge & Iron Company NV – NY Shares	46,237
550		Dover Corporation	42,713
675	*	Esterline Technologies Corporation	48,796
650		G&K Services, Inc. – Class “A”	30,940
350		Gardner Denver, Inc.	26,313
1,510		Generac Holdings, Inc.	55,885
425		IDEX Corporation	22,869
925		ITT Corporation	27,204
450		J.B. Hunt Transport Services, Inc.	32,508
725		Pentair, Ltd.	41,825
200		Roper Industries, Inc.	24,844
375		Ryder System, Inc.	22,796
500		Snap-on, Inc.	44,690
650	*	TAL International Group, Inc.	28,321
875		Textainer Group Holdings, Ltd.	33,635
1,050		Triumph Group, Inc.	83,107
750	*	United Rentals, Inc.	37,433
			768,852
		Information Technology—10.9%
2,625	*	ARRIS Group, Inc.	37,669
875	*	ATMI, Inc.	20,694
725		Avago Technologies, Ltd.	27,101
1,075	*	Blackhawk Network Holdings, Inc.	24,940
525	*	CDW Corporation	9,776
250	*	Fiserv, Inc.	21,852
300		Global Payments, Inc.	13,896
725		Intersil Corporation – Class “A”	5,670
1,850		Mentor Graphics Corporation	36,167
600		Microchip Technology, Inc.	22,350
1,475	*	NeuStar, Inc. – Class “A”	71,803
1,850		Symantec Corporation	41,570
1,025		TE Connectivity, Ltd.	46,679
1,600		Technology Select Sector SPDR Fund (ETF)	48,944
			429,111

59

Portfolio of Investments (continued)
OPPORTUNITY FUND
June 30, 2013

Shares		Security		Value
		Materials—8.5%
425		Agrium, Inc.		$ 36,958
525	*	Clearwater Paper Corporation		24,707
775		Cytec Industries, Inc.		56,769
1,397		Freeport-McMoRan Copper & Gold, Inc.		38,571
1,200		International Paper Company		53,172
200		Praxair, Inc.		23,032
775		Rock-Tenn Company – Class “A”		77,407
300		Sigma-Aldrich Corporation		24,108
				334,724
		Telecommunication Services—.6%
1,425		NTELOS Holdings Corporation		23,456
		Utilities—3.5%
625		AGL Resources, Inc.		26,787
825		Portland General Electric Company		25,237
750		SCANA Corporation		36,825
1,150		Wisconsin Energy Corporation		47,139
				135,988
Total Value of Common Stocks (cost $3,483,241)			95.2%	3,735,619
Other Assets, Less Liabilities			4.8	187,773
Net Assets			100.0%	$3,923,392

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

60

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,735,619	$—	$—	$3,735,619

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	61

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Expense Examples
Actual	$1,000.00	$1,096.45	$4.37
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.62	$4.21

*	Expenses are equal to the annualized expense ratio of .84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

62

Portfolio of Investments
SELECT GROWTH FUND
June 30, 2013

Shares		Security	Value
		COMMON STOCKS—97.1%
		Consumer Discretionary—17.9%
10,800		Abercrombie & Fitch Company – Class “A”	$ 488,700
28,300		Gentex Corporation	652,315
12,525		Home Depot, Inc.	970,312
11,610		Mattel, Inc.	526,049
1,030	*	Priceline.com, Inc.	851,944
20,070		TJX Companies, Inc.	1,004,704
4,177		Whirlpool Corporation	477,682
			4,971,706
		Consumer Staples—9.8%
6,090		Costco Wholesale Corporation	673,371
9,110		Ingredion, Inc.	597,798
6,530		Kimberly-Clark Corporation	634,324
23,640		Kroger Company	816,526
			2,722,019
		Energy—6.3%
4,030		Chevron Corporation	476,910
4,340		ExxonMobil Corporation	392,119
6,610		Helmerich & Payne, Inc.	412,794
13,900		Valero Energy Corporation	483,303
			1,765,126
		Financials—8.8%
13,910		American Express Company	1,039,911
11,900		Discover Financial Services	566,916
5,030		Travelers Companies, Inc.	401,998
11,790		U.S. Bancorp	426,209
			2,435,034
		Health Care—16.5%
9,720	*	Actavis, Inc.	1,226,858
7,690		Cooper Companies, Inc.	915,494
5,230		Johnson & Johnson	449,048
6,420		McKesson Corporation	735,090
10,100		Omnicare, Inc.	481,871
17,590		ResMed, Inc.	793,837
			4,602,198

63

Portfolio of Investments (continued)
SELECT GROWTH FUND
June 30, 2013

Shares		Security		Value
		Industrials—7.5%
9,820	*	Alaska Air Group, Inc.		$ 510,640
18,430		AMETEK, Inc.		779,589
14,900		Wabtec Corporation		796,107
				2,086,336
		Information Technology—28.0%
12,797		Accenture, PLC – Class “A”		920,872
5,000	*	Alliance Data Systems Corporation		905,150
15,100	*	AOL, Inc.		550,848
2,550		Apple, Inc.		1,010,004
69,410	*	Cadence Design Systems, Inc.		1,005,057
17,626	*	CoreLogic, Inc.		408,394
22,400		Hewlett-Packard Company		555,520
22,600	*	NetApp, Inc.		853,828
7,900	*	SanDisk Corporation		482,690
14,200	*	Solarwinds, Inc.		551,102
8,552		Western Digital Corporation		530,994
				7,774,459
		Materials—2.3%
6,500		Rock-Tenn Company – Class “A”		649,220
Total Value of Common Stocks (cost $21,951,503)			97.1%	27,006,098
Other Assets, Less Liabilities			2.9	807,494
Net Assets			100.0%	$27,813,592

*	Non-income producing

64

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$27,006,098	$—	$—	$27,006,098

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	65

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Expense Examples
Actual	$1,000.00	$1,109.31	$4.24
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.77	$4.06

*	Expenses are equal to the annualized expense ratio of .81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

66

Portfolio of Investments
SPECIAL SITUATIONS FUND
June 30, 2013

Shares		Security	Value
		COMMON STOCKS—98.6%
		Consumer Discretionary—23.8%
84,075		American Eagle Outfitters, Inc.	$ 1,535,210
81,500		Best Buy Company, Inc.	2,227,395
59,925	*	CST Brands, Inc.	1,846,289
60,225	*	Deckers Outdoor Corporation	3,041,965
168,525	*	Express, Inc.	3,533,969
67,425		Foot Locker, Inc.	2,368,640
78,725		Hillenbrand, Inc.	1,866,570
68,550	*	Iconix Brand Group, Inc.	2,016,056
316,400	*	Live Nation Entertainment, Inc.	4,904,200
30,516		Loral Space & Communications, Inc.	1,830,350
101,350	*	M/I Homes, Inc.	2,326,996
71,275		Men’s Wearhouse, Inc.	2,697,759
16,775		PVH Corporation	2,097,714
179,050		Regal Entertainment Group – Class “A”	3,204,995
125,977	*	Starz-Liberty Capital	2,784,092
20,000	*	Visteon Corporation	1,262,400
62,850	*	WMS Industries, Inc.	1,603,303
			41,147,903
		Consumer Staples—.8%
102,641	*	Dole Food Company, Inc.	1,308,673
		Energy—8.6%
117,925	*	Approach Resources, Inc.	2,897,417
39,925		Calumet Specialty Products Partners, LP	1,452,472
124,512	*	Matrix Service Company	1,939,897
130,700	*	Midstates Petroleum Company, Inc.	707,087
312,850	*	PetroQuest Energy, Inc.	1,238,886
92,575	*	Stone Energy Corporation	2,039,427
100,125		Western Refining, Inc.	2,810,509
39,100	*	Whiting Petroleum Corporation	1,802,119
			14,887,814
		Financials—15.4%
7,652	*	Alleghany Corporation	2,933,088
62,200		American Financial Group, Inc.	3,042,202
270,600		Anworth Mortgage Asset Corporation (REIT)	1,515,360
96,350		Aspen Insurance Holdings, Ltd.	3,573,622
123,875		Capitol Federal Financial, Inc.	1,503,843
115,950	*	EZCORP, Inc. – Class “A”	1,957,236
379,625		MFA Financial, Inc. (REIT)	3,207,831

67

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2013

Shares		Security	Value
		Financials (continued)
50,875		Mid-America Apartment Communities, Inc. (REIT)	$ 3,447,799
76,925		Montpelier Re Holdings, Ltd.	1,923,894
81,350	*	PHH Corporation	1,657,913
53,950	*	Walter Investment Management Corporation	1,824,049
			26,586,837
		Health Care—7.6%
25,025	*	Life Technologies Corporation	1,852,100
59,650	*	Magellan Health Services, Inc.	3,345,172
119,875		Masimo Corporation	2,541,350
13,950	*	MEDNAX, Inc.	1,277,541
114,600	*	Myriad Genetics, Inc.	3,079,302
32,675		PerkinElmer, Inc.	1,061,937
			13,157,402
		Industrials—9.8%
66,700		Applied Industrial Technologies, Inc.	3,223,611
42,875		EMCOR Group, Inc.	1,742,869
60,175		GATX Corporation	2,854,100
63,325		Kennametal, Inc.	2,458,910
72,800		Kforce, Inc.	1,062,880
15,450		Precision Castparts Corporation	3,491,854
33,700		Ryder System, Inc.	2,048,623
			16,882,847
		Information Technology—23.7%
98,850	*	Avnet, Inc.	3,321,360
6,438	*	Comverse, Inc.	191,595
136,175		Convergys Corporation	2,373,530
157,025	*	Demand Media, Inc.	942,150
460,400	*	Emulex Corporation	3,001,808
57,000		IAC/InterActiveCorp	2,710,920
67,075		j2 Global, Inc.	2,851,358
107,900		Jabil Circuit, Inc.	2,199,002
99,100	*	Kulicke and Soffa Industries, Inc.	1,096,046
108,800		Lender Processing Services, Inc.	3,519,680
145,625	*	Microsemi Corporation	3,312,969
175,575	*	Polycom, Inc.	1,850,560
85,350	*	Progress Software Corporation	1,963,903
294,150	*	QLogic Corporation	2,812,074

68

Shares or
Principal
Amount		Security	Value
		Information Technology (continued)
566,510	*	TriQuint Semiconductor, Inc.	$ 3,925,914
53,853	*	Verint Systems, Inc.	1,910,166
210,500	*	Vishay Intertechnology, Inc.	2,923,845
			40,906,880
		Materials—7.6%
47,200		AptarGroup, Inc.	2,605,912
63,925	*	Boise Cascade Company	1,624,334
111,025	*	First Majestic Silver Corporation	1,175,755
29,800		Innospec, Inc.	1,197,364
80,350		Olin Corporation	1,921,972
40,350		Sensient Technologies Corporation	1,632,965
31,175		Westlake Chemical Corporation	3,005,582
			13,163,884
		Telecommunication Services—1.3%
193,200	*	Premiere Global Services, Inc.	2,331,924
Total Value of Common Stocks (cost $129,956,268)			170,374,164
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—1.0%
$ 1,700M		Federal Home Loan Bank, 0.02%, 7/15/2013 (cost $1,699,987)	1,699,987
Total Value of Investments (cost $131,656,255)		99.6%	172,074,151
Other Assets, Less Liabilities		.4	740,733
Net Assets		100.0%	$172,814,884

*	Non-income producing

Summary of Abbreviations:
	REIT	Real Estate Investment Trust

69

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2013

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$170,374,164	$—	$—	$170,374,164
Short-Term U.S. Government
Agency Obligations	—	1,699,987	—	1,699,987
Total Investments in Securities*	$170,374,164	$1,699,987	$—	$172,074,151

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

70	See notes to financial statements

Fund Expenses (unaudited)
TARGET MATURITY 2015 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Expense Examples
Actual	$1,000.00	$995.33	$3.56
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.22	$3.61

*	Expenses are equal to the annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

71

Portfolio of Investments
TARGET MATURITY 2015 FUND
June 30, 2013

Principal		Effective
Amount	Security	Yield	†	Value
	U.S. GOVERNMENT AGENCY ZERO COUPON
	OBLIGATIONS—62.1%
	Agency For International Development – Israel:
$ 698M	9/15/2015	0.68%		$ 687,554
2,134M	11/15/2015	0.75		2,096,427
	Fannie Mae:
243M	8/12/2015	0.90		238,424
600M	9/23/2015	0.94		587,601
2,358M	11/15/2015	0.99		2,303,188
650M	Federal Judiciary Office Building, 2/15/2015	1.16		637,887
	Freddie Mac:
550M	3/15/2015	0.84		542,200
930M	9/15/2015	0.94		910,913
830M	9/15/2015	0.94		812,972
210M	Government Trust Certificate – Turkey Trust, 5/15/2015	1.20		205,346
200M	International Bank for Reconstruction &
	Development, 2/15/2015	0.77		197,512
2,727M	Resolution Funding Corporation, 10/15/2015	0.60		2,689,487
2,000M	Tennessee Valley Authority, 11/1/2015	1.05		1,951,606
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $12,475,128)				13,861,117
	U.S. GOVERNMENT ZERO COUPON
	OBLIGATIONS—37.9%
8,560M	U.S. Treasury Strips, 11/15/2015 (cost $7,476,149)	0.50		8,459,797
Total Value of Investments (cost $19,951,277)	100.0%			22,320,914
Excess of Liabilities Over Other Assets	—			(4,658)
Net Assets	100.0%			$22,316,256

†	The effective yields shown for the zero coupon obligations are the effective yields at
June 30, 2013.

72

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Zero
Coupon Obligations	$—	$13,861,117	$—	$13,861,117
U.S. Government Zero Coupon
Obligations	—	8,459,797	—	8,459,797
Total Investments in Securities	$—	$22,320,914	$—	$22,320,914

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	73

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Expense Examples
Actual	$1,000.00	$1,065.46	$10.75
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.38	$10.49

*	Expenses are equal to the annualized expense ratio of 2.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

74

Portfolio of Investments
TOTAL RETURN FUND
June 30, 2013

Shares		Security	Value
		COMMON STOCKS—55.9%
		Consumer Discretionary—8.4%
250		Allison Transmission Holdings, Inc.	$ 5,770
750		Best Buy Company, Inc.	20,497
250	*	BorgWarner, Inc.	21,537
700		CBS Corporation – Class “B”	34,209
1,400		Dana Holding Corporation	26,964
500		Delphi Automotive, PLC	25,345
800		GNC Holdings, Inc. – Class “A”	35,368
300		Home Depot, Inc.	23,241
500		L Brands, Inc.	24,625
150		McDonald’s Corporation	14,850
600		Newell Rubbermaid, Inc.	15,750
600	*	Orient-Express Hotels, Ltd. – Class “A”	7,296
700		Pier 1 Imports, Inc.	16,443
500	*	Select Comfort Corporation	12,530
900		Staples, Inc.	14,274
200	*	Steiner Leisure, Ltd.	10,572
150	*	TRW Automotive Holdings Corporation	9,966
250		Tupperware Brands Corporation	19,423
300		Walt Disney Company	18,945
300		Wyndham Worldwide Corporation	17,169
			374,774
		Consumer Staples—5.6%
600		Altria Group, Inc.	20,994
800		Avon Products, Inc.	16,824
800		Coca-Cola Company	32,088
450		CVS Caremark Corporation	25,731
500		Herbalife, Ltd.	22,570
600		Nu Skin Enterprises, Inc. – Class “A”	36,672
150		PepsiCo, Inc.	12,269
450		Philip Morris International, Inc.	38,979
250		Procter & Gamble Company	19,248
300		Wal-Mart Stores, Inc.	22,347
			247,722
		Energy—5.6%
250		Anadarko Petroleum Corporation	21,482
200		Chevron Corporation	23,668
400		ConocoPhillips	24,200
100		Devon Energy Corporation	5,188

75

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2013

Shares		Security	Value
		Energy (continued)
250		Ensco, PLC – Class “A”	$ 14,530
450		ExxonMobil Corporation	40,657
100		Hess Corporation	6,649
550		Marathon Oil Corporation	19,019
250		Marathon Petroleum Corporation	17,765
250		National Oilwell Varco, Inc.	17,225
700		Noble Corporation	26,306
150		Phillips 66	8,837
100		Schlumberger, Ltd.	7,166
500		Suncor Energy, Inc.	14,745
			247,437
		Financials—5.4%
400		American Express Company	29,904
200		Ameriprise Financial, Inc.	16,176
200		Armada Hoffler Properties, Inc. (REIT)	2,356
500		Discover Financial Services	23,820
100		Financial Select Sector SPDR Fund (ETF)	1,949
500		FirstMerit Corporation	10,015
325	*	Health Insurance Innovations, Inc. – Class “A”	3,419
150		Invesco, Ltd.	4,770
700		JPMorgan Chase & Company	36,953
150		M&T Bank Corporation	16,763
150		MetLife, Inc.	6,864
200		Morgan Stanley	4,886
300		PNC Financial Services Group, Inc.	21,876
100		SPDR S&P Regional Banking (ETF)	3,388
500	*	Sunstone Hotel Investors, Inc. (REIT)	6,040
550		U.S. Bancorp	19,883
600		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	12,102
400		Wells Fargo & Company	16,508
			237,672
		Health Care—7.1%
600		Abbott Laboratories	20,928
350		AbbVie, Inc.	14,469
250	*	Actavis, Inc.	31,555
150		Baxter International, Inc.	10,390
150		Covidien, PLC	9,426
300	*	Express Scripts Holding Company	18,507

76

Shares		Security	Value
		Health Care (continued)
700	*	Gilead Sciences, Inc.	$ 35,847
500		Johnson & Johnson	42,930
50		McKesson Corporation	5,725
550		Merck & Company, Inc.	25,548
300		Omnicare, Inc.	14,313
1,500		Pfizer, Inc.	42,015
400		Thermo Fisher Scientific, Inc.	33,852
500		Warner Chilcott, PLC – Class “A”	9,940
			315,445
		Industrials—8.5%
300		3M Company	32,805
100	*	ADT Corporation	3,985
400		Altra Holdings, Inc.	10,952
200	*	Armstrong World Industries, Inc.	9,558
150		Caterpillar, Inc.	12,373
250		Chicago Bridge & Iron Company NV – NY Shares	14,915
300		Dover Corporation	23,298
200	*	Esterline Technologies Corporation	14,458
150		Gardner Denver, Inc.	11,277
650		Generac Holdings, Inc.	24,056
700		General Electric Company	16,233
300		Honeywell International, Inc.	23,802
100		IDEX Corporation	5,381
250		ITT Corporation	7,352
50		Lockheed Martin Corporation	5,423
400		Pentair, Ltd.	23,076
50		Raytheon Company	3,306
200		Ryder System, Inc.	12,158
150		Snap-on, Inc.	13,407
500	*	TAL International Group, Inc.	21,785
500		Textainer Group Holdings, Ltd.	19,220
250		Triumph Group, Inc.	19,788
650		Tyco International, Ltd.	21,418
300		United Technologies Corporation	27,882
			377,908
		Information Technology—10.5%
75		Apple, Inc.	29,706
1,100	*	ARRIS Group, Inc.	15,785
300		Avago Technologies, Ltd.	11,214

77

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2013

Shares		Security	Value
		Information Technology (continued)
300	*	Blackhawk Network Holdings, Inc.	$ 6,960
300	*	CDW Corporation	5,586
1,500		Cisco Systems, Inc.	36,465
150	*	eBay, Inc.	7,758
1,300		EMC Corporation	30,706
50		Global Payments, Inc.	2,316
550		Hewlett-Packard Company	13,640
1,000		Intel Corporation	24,220
300		International Business Machines Corporation	57,333
500		Intersil Corporation – Class “A”	3,910
1,000		Mentor Graphics Corporation	19,550
1,600		Microsoft Corporation	55,248
500	*	NeuStar, Inc. – Class “A”	24,340
650		Oracle Corporation	19,968
200	*	PTC, Inc.	4,906
650		QUALCOMM, Inc.	39,702
800		Symantec Corporation	17,976
400		TE Connectivity, Ltd.	18,216
750	*	Yahoo!, Inc.	18,833
			464,338
		Materials—3.3%
300		Celanese Corporation – Series “A”	13,440
300		Cytec Industries, Inc.	21,975
800		Freeport-McMoRan Copper & Gold, Inc.	22,088
700		International Paper Company	31,017
400		Lyondellbasell Industries NV – Class “A”	26,504
50		Praxair, Inc.	5,758
200		Rock-Tenn Company – Class “A”	19,976
200		RPM International, Inc.	6,388
			147,146
		Telecommunication Services—1.4%
750		AT&T, Inc.	26,550
700		Verizon Communications, Inc.	35,238
			61,788
		Utilities—.1%
100		Atmos Energy Corporation	4,106
Total Value of Common Stocks (cost $2,334,884)			2,478,336

78

Shares	Security	Value
	EXCHANGE TRADED FUNDS—32.0%
	Corporate Bond Fund—27.5%
15,106	Vanguard Total Bond Market ETF	$1,221,773
	Municipal Bond Fund—4.5%
1,900	iShares National AMT – Free Muni Bond ETF	199,576
Total Value of Exchange Trades Funds (cost $1,465,325)		1,421,349
Total Value of Investments (cost $3,800,209)	87.9%	3,899,685
Other Assets, Less Liabilities	12.1	535,161
Net Assets	100.0%	$4,434,846

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

79

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2013

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,478,336	$—	$—	$2,478,336
Exchange Traded Funds
Corporate Bond Fund	1,221,773	—	—	1,221,773
Municipal Bond Fund	199,576	—	—	199,576
Total Investments in Securities*	$3,899,685	$—	$—	$3,899,685

* The Portfolio of Investments provides information on the industry categorization for common stocks and exchange traded funds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the year ended June 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

80	See notes to financial statements

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81

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2013

	CASH	EQUITY	FUND FOR		GROWTH &
	MANAGEMENT	INCOME	INCOME	GOVERNMENT	INCOME	INTERNATIONAL
Assets
Investments in securities:
At identified cost	$9,930,140	$64,082,727	$83,177,465	$30,672,411	$261,696,338	$90,353,736

At value (Note 1A)	$9,930,140	$84,114,851	$83,864,821	$30,678,389	$404,563,416	$118,920,134

Cash	681,149	484,060	1,549,694	103,494	646,502	945,676
Receivables:
Investment securities sold	—	—	758,085	665,214	1,076,901	100,437
Interest and dividends	351	144,510	1,246,859	136,269	469,269	403,271
Trust shares sold	116,016	68,979	114,711	56,071	113,133	96,393
Other assets	971	7,552	8,358	3,101	35,501	12,169

Total Assets	10,728,627	84,819,952	87,542,528	31,642,538	406,904,722	120,478,080

Liabilities
Payables:
Investment securities purchased	—	610,687	1,526,596	648,652	1,292,203	122,628
Trust shares redeemed	230,102	199,227	44,277	11,801	333,146	190,266
Accrued advisory fees	—	52,046	53,404	15,293	247,783	76,302
Accrued expenses	9,039	34,991	18,076	10,701	41,953	55,479

Total Liabilities	239,141	896,951	1,642,353	686,447	1,915,085	444,675

Net Assets	$10,489,486	$83,923,001	$85,900,175	$30,956,091	$404,989,637	$120,033,405

Net Assets Consist of:
Capital paid in	$10,489,486	$61,967,137	$104,069,968	$31,232,135	$269,935,615	$105,911,956
Undistributed net investment income	—	883,217	2,065,327	271,041	3,038,476	1,155,321
Accumulated net realized gain (loss) on investments
and foreign currency transactions	—	1,040,523	(20,922,476)	(553,063)	(10,851,532)	(15,599,690)
Net unrealized appreciation in value of investments
and foreign currency transactions	—	20,032,124	687,356	5,978	142,867,078	28,565,818

Total	$10,489,486	$83,923,001	$85,900,175	$30,956,091	$404,989,637	$120,033,405

Shares of beneficial interest outstanding (Note 2)	10,489,486	4,555,407	13,270,721	3,125,926	10,688,200	6,220,967

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$1.00	$18.42	$6.47	$9.90	$37.89	$19.29

82	See notes to financial statements	83

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2013

	INVESTMENT		SELECT	SPECIAL	TARGET	TOTAL
	GRADE	OPPORTUNITY	GROWTH	SITUATIONS	MATURITY 2015	RETURN
Assets
Investments in securities:
At identified cost	$52,010,877	$3,483,241	$21,951,503	$131,656,255	$19,951,277	$3,800,209

At value (Note 1A)	$54,328,633	$3,735,619	$27,006,098	$172,074,151	$22,320,914	$3,899,685

Cash	322,553	300,408	818,584	794,133	119,844	602,344
Receivables:
Investment securities sold	233,576	—	—	1,509,340	—	—
Interest and dividends	711,819	3,958	14,885	60,499	—	2,597
Trust shares sold	39,789	15,392	7,428	46,497	577	47,496
Other assets	5,223	—	1,867	15,737	2,854	—

Total Assets	55,641,593	4,055,377	27,848,862	174,500,357	22,444,189	4,552,122

Liabilities
Payables:
Investment securities purchased	—	110,967	—	1,357,975	—	97,778
Trust shares redeemed	71,864	1,166	9,089	195,399	107,471	171
Accrued advisory fees	27,814	2,251	17,279	107,474	11,159	2,582
Accrued expenses	11,057	17,601	8,902	24,625	9,303	16,745

Total Liabilities	110,735	131,985	35,270	1,685,473	127,933	117,276

Net Assets	$55,530,858	$3,923,392	$27,813,592	$172,814,884	$22,316,256	$4,434,846

Net Assets Consist of:
Capital paid in	$55,338,357	$3,668,842	$23,600,172	$128,455,799	$19,242,867	$4,333,290
Undistributed net investment income (loss)	508,913	(4,139)	64,335	422,910	492,951	(221)
Accumulated net realized gain (loss) on investments	(2,634,168)	6,311	(905,510)	3,518,279	210,801	2,301
Net unrealized appreciation in value of investments	2,317,756	252,378	5,054,595	40,417,896	2,369,637	99,476

Total	$55,530,858	$3,923,392	$27,813,592	$172,814,884	$22,316,256	$4,434,846

Shares of beneficial interest outstanding (Note 2)	5,146,926	336,657	2,662,741	5,232,286	1,526,307	419,070

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$10.79	$11.65	$10.45	$33.03	$14.62	$10.58

84	See notes to financial statements	85

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2013

	CASH	EQUITY		FUND FOR		GROWTH &
	MANAGEMENT	INCOME		INCOME	GOVERNMENT	INCOME		INTERNATIONAL
Investment Income
Income:
Interest	$5,846	$536		$2,794,387	$386,237	$148		$237
Dividends	—	1,226,175	(a)	—	—	4,571,947	(b)	1,726,574 (c)

Total income	5,846	1,226,711		2,794,387	386,237	4,572,095		1,726,811

Expenses (Notes 1 and 4):
Advisory fees	36,117	303,251		322,659	117,838	1,440,056		472,080
Professional fees	6,579	25,327		10,578	6,903	35,196		14,562
Custodian fees and expenses	2,359	2,616		8,482	4,300	11,854		52,115
Reports and notices to shareholders	1,850	5,250		6,224	2,412	18,500		7,249
Registration fees	675	100		753	703	703		703
Trustees’ fees	283	2,267		2,471	916	10,906		3,619
Other expenses	442	4,954		22,585	5,676	17,787		21,106

Total expenses	48,305	343,765		373,752	138,748	1,535,002		571,434
Less: Expenses waived and/or assumed	(42,459)	—		—	(23,568)	—		—
Expenses paid indirectly	—	(301)		—	—	(1,448)		—

Net expenses	5,846	343,464		373,752	115,180	1,533,554		571,434

Net investment income	—	883,247		2,420,635	271,057	3,038,541		1,155,377

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 3):
Net realized gain (loss) on:
Investments	—	2,310,159		1,290,398	(83,562)	9,245,686		5,305,784
Foreign currency transactions	—	—		—	—	—		(29,658)

Net realized gain (loss) on investments and
foreign currency transactions	—	2,310,159		1,290,398	(83,562)	9,245,686		5,276,126

Net unrealized appreciation (depreciation) of investments	—	8,020,939		(2,806,213)	(967,636)	46,418,888		(6,476,885)
Net gain (loss) on investments and foreign
currency transactions	—	10,331,098		(1,515,815)	(1,051,198)	55,664,574		(1,200,759)
Net Increase (Decrease) in Net Assets Resulting
from Operations	$—	$11,214,345		$904,820	$(780,141)	$58,703,115		$(45,382)

(a)	Net of $7,703 foreign taxes withheld
(b)	Net of $7,938 foreign taxes withheld
(c)	Net of $145,825 foreign taxes withheld

86	See notes to financial statements	87

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2013

	INVESTMENT		SELECT	SPECIAL	TARGET	TOTAL
	GRADE	OPPORTUNITY	GROWTH	SITUATIONS	MATURITY 2015	RETURN
Investment Income
Income:
Interest	$1,208,604	$—	$—	$1,932	$576,033	$9,343
Dividends	—	23,729 (d)	176,284	1,107,224	—	18,575 (e)

Total income	1,208,604	23,729	176,284	1,109,156	576,033	27,918

Expenses (Notes 1 and 4):
Advisory fees	213,993	8,041	100,207	636,169	86,501	10,048
Professional fees	7,996	12,371	6,617	16,220	6,475	12,371
Custodian fees and expenses	4,388	3,231	993	9,685	2,661	2,332
Reports and notices to shareholders	3,954	999	2,049	10,000	2,200	999
Registration fees	703	650	100	725	100	650
Trustees’ fees	1,654	43	747	4,794	680	54
Other expenses	7,393	2,536	1,234	8,649	1,758	1,689

Total expenses	240,081	27,871	111,947	686,242	100,375	28,143
Less: Expenses waived	(42,798)	—	—	—	(17,300)	—
Expenses paid indirectly	—	(3)	—	—	—	(4)

Net expenses	197,283	27,868	111,947	686,242	83,075	28,139

Net investment income (deficit)	1,011,321	(4,139)	64,337	422,914	492,958	(221)

Realized and Unrealized Gain (Loss) on Investments
(Note 3):
Net realized gain on investments	434,610	6,311	1,943,128	4,147,638	217,398	3,469

Net unrealized appreciation (depreciation) of investments	(3,142,083)	241,472	364,403	12,809,253	(821,416)	99,881

Net gain (loss) on investments	(2,707,473)	247,783	2,307,531	16,956,891	(604,018)	103,350

Net Increase (Decrease) in Net Assets Resulting
from Operations	$(1,696,152)	$243,644	$2,371,868	$17,379,805	$(111,060)	$103,129

(d)	Net of $67 foreign taxes withheld
(e)	Net of $64 foreign taxes withheld

88	See notes to financial statements	89

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

		CASH MANAGEMENT		EQUITY INCOME		FUND FOR INCOME		GOVERNMENT
		1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to
		6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12
	Increase (Decrease) in Net Assets From Operations
	Net investment income	$—	$—	$883,247	$1,722,353	$2,420,635	$4,854,875	$271,057	$632,294
	Net realized gain (loss) on investments	—	—	2,310,159	2,596,405	1,290,398	1,987,179	(83,562)	128,376
	Net unrealized appreciation (depreciation)
	of investments	—	—	8,020,939	3,298,775	(2,806,213)	3,252,443	(967,636)	(169,676)

	Net increase (decrease) in net assets resulting
	from operations	—	—	11,214,345	7,617,533	904,820	10,094,497	(780,141))	590,994

	Dividends to Shareholders
	Net investment income	—	—	(1,722,352)	(1,353,452)	(5,167,402)	(5,098,995)	(821,479)	(863,206)

	Trust Share Transactions *
	Proceeds from shares sold	12,495,847	22,717,335	1,796,495	4,046,518	3,361,073	5,820,019	1,514,194	5,659,459
	Reinvestment of dividends	—	—	1,722,352	1,353,452	5,167,402	5,098,995	821,479	863,206
	Cost of shares redeemed	(13,530,935)	(23,616,279)	(3,448,309)	(6,328,801)	(2,759,733)	(5,739,644)	(1,923,428)	(2,655,218)

	Net increase (decrease) from trust share transactions	(1,035,088)	(898,944)	70,538	(928,831)	5,768,742	5,179,370	412,245	3,867,447

	Net increase (decrease) in net assets	(1,035,088)	(898,944)	9,562,531	5,335,250	1,506,160	10,174,872	(1,189,375)	3,595,235

	Net Assets

	Beginning of period	11,524,574	12,423,518	74,360,470	69,025,220	84,394,015	74,219,143	32,145,466	28,550,231

	End of period †	$10,489,486	$11,524,574	$83,923,001	$74,360,470	$85,900,175	$84,394,015	$30,956,091	$32,145,466

†	Includes undistributed net investment income of	$—	$—	$883,217	$1,722,322	$2,065,327	$4,812,094	$271,041	$821,463

*	Trust Shares Issued and Redeemed
	Sold	12,495,847	22,717,335	102,181	256,064	503,481	891,423	149,237	544,276
	Issued for dividends reinvested	—	—	100,605	86,372	793,764	809,364	81,094	84,297
	Redeemed	(13,530,935)	(23,616,279)	(193,834)	(401,229)	(411,610)	(882,225)	(188,898)	(255,947)

	Net increase (decrease) in trust shares outstanding	(1,035,088)	(898,944)	8,952	(58,793)	885,635	818,562	41,433	372,626

90	See notes to financial statements	91

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

		GROWTH & INCOME		INTERNATIONAL		INVESTMENT GRADE		OPPORTUNITY
		1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	12/17/12	**
		6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	to 12/31/12
	Increase (Decrease) in Net Assets From Operations
	Net investment income (deficit)	$3,038,541	$6,511,194	$1,155,377	$1,751,293	$1,011,321	$1,941,519	$(4,139)	$(5,181)
	Net realized gain on investments and foreign
	currency transactions	9,245,686	12,684,018	5,276,126	11,040,801	434,610	1,033,660	6,311	—
	Net unrealized appreciation (depreciation) of investments
	and foreign currency transactions	46,418,888	35,740,929	(6,476,885)	8,785,147	(3,142,083)	2,457,373	241,472	10,906

	Net increase (decrease) in net assets resulting
	from operations	58,703,115	54,936,141	(45,382)	21,577,241	(1,696,152)	5,432,552	243,644	5,725

	Dividends to Shareholders
	Net investment income	(6,511,151)	(4,893,388)	(1,658,517)	(1,731,413)	(2,247,136)	(2,108,865)	—	—

	Trust Share Transactions *
	Proceeds from shares sold	2,478,420	6,558,564	1,737,443	2,944,238	2,805,013	8,746,998	2,691,932	1,023,221
	Reinvestment of dividends	6,511,151	4,893,388	1,658,517	1,731,413	2,247,136	2,108,865	—	—
	Cost of shares redeemed	(13,428,399)	(25,063,569)	(3,444,067)	(8,402,525)	(3,042,787)	(3,666,506)	(41,130)	—

	Net increase (decrease) from trust share transactions	(4,438,828)	(13,611,617)	(48,107)	(3,726,874)	2,009,362	7,189,357	2,650,802	1,023,221

	Net increase (decrease) in net assets	47,753,136	36,431,136	(1,752,006)	16,118,954	(1,933,926)	10,513,044	2,894,446	1,028,946

	Net Assets
	Beginning of period	357,236,501	320,805,365	121,785,411	105,666,457	57,464,784	46,951,740	1,028,946	—

	End of period †	$404,989,637	$357,236,501	$120,033,405	$121,785,411	$55,530,858	$57,464,784	$3,923,392	$1,028,946

†	Includes undistributed net investment income (deficit) of	$3,038,476	$6,511,086	$1,155,321	$1,658,461	$508,913	$1,742,316	$(4,139)	$—

*	Trust Shares Issued and Redeemed
	Sold	69,313	208,180	85,769	162,937	248,555	779,078	238,135	102,305
	Issued for dividends reinvested	185,980	156,288	82,719	97,107	201,537	195,446	—	—
	Redeemed	(367,889)	(796,099)	(169,565)	(464,973)	(270,061)	(329,679)	(3,783)	—

	Net increase (decrease) in trust shares outstanding	(112,596)	(431,631)	(1,077)	(204,929)	180,031	644,845	234,352	102,305

**	Commencement of operations

92	See notes to financial statements	93

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

		SELECT GROWTH		SPECIAL SITUATIONS		TARGET MATURITY 2015		TOTAL RETURN
		1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	12/17/12 **
		6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	to 12/31/12
	Increase (Decrease) in Net Assets From Operations
	Net investment income (deficit)	$64,337	$134,093	$422,914	$1,691,876	$492,958	$ 1,016,103	$(221)	$(5,740)
	Net realized gain (loss) on investments	1,943,128	416,200	4,147,638	7,699,139	217,398	332,440	3,469	(507)
	Net unrealized appreciation (depreciation)
	of investments	364,403	1,945,866	12,809,253	5,480,027	(821,416)	(1,133,929)	99,881	(405)

	Net increase (decrease) in net assets resulting
	from operations	2,371,868	2,496,159	17,379,805	14,871,042	(111,060)	214,614	103,129	(6,652)

	Distributions to Shareholders
	Net investment income	(134,084)	(12,001)	(1,691,850)	(932,467)	(1,016,095)	(1,049,176)	—	—
	Net realized gains	—	—	(7,848,959)	(15,843,166)	(325,271)	(261,791)	—	—

	Total distributions	(134,084)	(12,001)	(9,540,809)	(16,775,633)	(1,341,366)	(1,310,967)	—	—

	Trust Share Transactions *
	Proceeds from shares sold	1,841,200	4,809,095	1,265,269	4,401,985	139,826	934,426	3,390,013	1,074,020
	Reinvestment of distributions	134,084	12,001	9,540,809	16,775,633	1,341,366	1,310,967	—	—
	Cost of shares redeemed	(775,250)	(985,335)	(5,475,387)	(9,904,431)	(2,010,992)	(3,342,303)	(125,664)	—

	Net increase (decrease) from trust share transactions	1,200,034	3,835,761	5,330,691	11,273,187	(529,800)	(1,096,910)	3,264,349	1,074,020

	Net increase (decrease) in net assets	3,437,818	6,319,919	13,169,687	9,368,596	(1,982,226)	(2,193,263)	3,367,478	1,067,368

	Net Assets
	Beginning of period	24,375,774	18,055,855	159,645,197	150,276,601	24,298,482	26,491,745	1,067,368	—

	End of period †	$27,813,592	$24,375,774	$172,814,884	$159,645,197	$22,316,256	$24,298,482	$4,434,846	$1,067,368

†	Includes undistributed net investment income (deficit) of	$64,335	$134,082	$422,910	$1,691,846	$492,951	$1,016,088	$(221)	$—

*	Trust Shares Issued and Redeemed
	Sold	180,430	513,581	38,610	140,935	9,461	58,817	323,417	107,514
	Issued for distributions reinvested	13,422	1,282	303,172	527,370	91,311	84,688	—	—
	Redeemed	(74,937)	(105,429)	(166,490)	(315,816)	(133,695)	(212,093)	(11,861)	—

	Net increase (decrease) in trust shares outstanding	118,915	409,434	175,292	352,489	(32,923)	(68,588)	311,556	107,514

**	Commencement of operations

94	See notes to financial statements	95

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2013

1. Significant Accounting Policies—First Investors Life Series Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Cash Management Fund, Equity Income Fund (formerly Value Fund), Fund For Income (formerly High Yield Fund), Government Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Opportunity Fund, Select Growth Fund, Special Situations Fund (formerly Discovery Fund), Target Maturity 2015 Fund and Total Return Fund (each a “Fund”, collectively, “the Funds”), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of June 30, 2013 is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Equity Income Fund seeks total return.

Fund For Income seeks high current income.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth & Income Fund seeks long-term growth of capital and current income.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Opportunity Fund seeks long-term capital growth.

Select Growth Fund seeks long-term growth of capital.

Special Situations Fund seeks long-term growth of capital.

Target Maturity 2015 Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund’s maturity, consistent with the preservation of capital.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges

96

whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust’s Board of Trustees (“the Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If First Investors Management Company, Inc.’s (“FIMCO”) Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. As of June 30, 2013, the Fund For Income held three securities that were fair valued by FIMCO’s Valuation Committee with an aggregate value of $375 representing 0% of the Fund’s net assets and the International Fund held one security that was fair valued by FIMCO’s Valuation Committee with a value of $23,251 representing 0% of the Fund’s net assets.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer

97

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2013

in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed U.S. Government and U.S. Government Agency securities and Loan Participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by FIMCO’s Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2013, for each Fund’s investments is included at the end of each Fund’s portfolio of investments.

B. Federal Income Tax—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess

98

of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2012, capital loss carryovers were as follows:

	Year Capital Loss Carryovers Expire							Not Subject to Expiration
Fund	Total	2013	2014	2015	2016	2017	2018	Long Term	Short Term
Equity Income	$1,238,569	$—	$—	$—	$106,976	$1,131,593	$—	$—	$—
Fund For Income*	22,211,374	635,915	1,944,836	433,726	3,694,844	15,502,053	—	—	—
Government	469,501	193,688	177,059	37,942	—	—	—	—	60,812
Growth & Income**	18,461,897	—	—	—	6,158,650	8,039,673	4,263,574	—	—
International	20,303,269	—	—	—	10,881,287	8,389,229	1,032,753	—	—
Investment Grade	3,068,778	—	—	—	1,923,677	1,145,101	—	—	—
Select Growth	2,848,145	—	—	—	1,345,614	1,502,531	—	—	—

*Due to a tax free reorganization on November 16, 2007 with the Special Bond Fund that was approved by the Life Series Funds’ Board of Trustees, the Fund will have available for utilization $427,333 in capital loss carryovers that will become available for the taxable year 2013 and will expire in 2014.

**Due to a tax free reorganization on December 9, 2011 with the Blue Chip Fund that was approved by the Life Series Funds’ Board of Trustees, the Fund will have available for utilization $1,487,287 in capital loss carryovers that will become available for the taxable year 2013 and will expire in 2017.

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010–2012, or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Foreign Currency Translations and Transactions—The accounting records of the International Fund (the “Fund”) are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities,

99

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2013

dividend income and certain expenses are translated to U.S. dollars at the prevailing rates of exchange on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

The Fund may enter into spot currency transactions in connection with the settlement of transactions in securities traded in foreign currency to manage exposure to foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of spot currency transactions and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders—Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends, if any, from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sale losses, late loss deferrals, post-October capital losses, net operating losses and foreign currency transactions.

E. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

100

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds and the Funds segregate assets for these transactions on the first business day following the date the securities are purchased. Cost is determined and gains and losses are based on the identified cost basis for securities for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are accreted or amortized using the interest method. Interest income on zero coupon bonds and step bonds is accrued daily at the effective interest rate. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon, custodian for the Cash Management, Fund For Income, Government, Investment Grade and Target Maturity 2015 Funds, may provide credits against custodian charges based on uninvested cash balances of the Funds. For the six months ended June 30, 2013, the Funds did not receive any credits. Brown Brothers Harriman & Co. serves as custodian for the Equity Income, Growth & Income, International, Opportunity, Select Growth, Special Situations and Total Return Funds. Certain of the Funds reduced expenses through brokerage service arrangements. For the six months ended June 30, 2013, the Equity Income, Growth & Income, Opportunity and Total Return Funds’ expenses were reduced by a total of $1,756 under these arrangements.

2. Trust Shares—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts for which a Fund is an investment option.

3. Security Transactions—For the six months ended June 30, 2013, purchases and sales (including paydowns on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations, foreign currencies and short-term securities), were as follows:

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Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2013

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Equity Income	$12,408,803	$14,041,926	$ —	$ —
Fund For Income	31,659,051	26,660,205	—	—
Government	9,128,736	9,278,090	3,954,523	3,218,796
Growth & Income	41,027,627	48,587,118	—	—
International	27,890,523	29,590,506	—	—
Investment Grade	12,642,601	10,991,076	—	—
Opportunity	2,772,107	293,185	—	—
Select Growth	11,765,691	10,456,453	—	—
Special Situations	48,704,513	48,684,005	—	—
Target Maturity 2015	—	1,851,524	—	—
Total Return	2,964,922	143,409	—	—

At June 30, 2013, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Equity Income	$ 64,113,794	$ 20,513,415	$ 512,358	$ 20,001,057
Fund For Income	83,532,739	2,141,791	1,809,709	332,082
Government	30,672,411	583,282	577,304	5,978
Growth & Income	263,178,173	145,969,977	4,584,734	141,385,243
International	90,890,163	32,861,040	4,831,069	28,029,971
Investment Grade	52,629,199	2,469,333	769,899	1,699,434
Opportunity	3,483,241	273,626	21,248	252,378
Select Growth	21,951,850	5,572,713	518,465	5,054,248
Special Situations	132,243,126	44,081,096	4,250,071	39,831,025
Target Maturity 2015	19,955,946	2,364,968	—	2,364,968
Total Return	3,801,106	170,448	71,869	98,579

4. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO and its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended June 30, 2013, total trustee fees accrued by the Funds amounted to $28,434.

102

The Investment Advisory Agreement provides as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended June 30, 2013, FIMCO has voluntarily waived $23,568 in advisory fees on Government Fund, $42,798 in advisory fees on Investment Grade Fund and $17,300 in advisory fees on Target Maturity 2015 Fund. During the six months ended June 30, 2013, FIMCO has voluntarily waived $19,439 in advisory fees to limit the Cash Management Fund’s overall expense ratio to .60%. Also, FIMCO has voluntarily waived an additional $16,678 in advisory fees and assumed $6,342 of other Fund expenses to prevent a negative yield on the Fund’s shares. For the six months ended June 30, 2013, total advisory fees accrued to FIMCO were $3,746,960 of which $119,783 was voluntarily waived by FIMCO as noted above.

Muzinich & Co., Inc. serves as investment subadviser to the Fund For Income, Vontobel Asset Management, Inc. serves as investment subadviser to the International Fund, Smith Asset Management Group, L.P. serves as investment subadviser to the Select Growth Fund, and Paradigm Capital Management, Inc. serves as investment subadviser to the Special Situations Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid. At June 30, 2013, the Fund For Income held one hundred seven 144A securities with an aggregate value of $30,955,892 representing 36.0% of the Fund’s net assets, the Government Fund held one 144A security with a value of $407,886 representing 1.3% of the Fund’s net assets, and the Investment Grade Fund held twenty-four 144A securities with an aggregate value of $8,474,654 representing 15.3% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these Section 4(2) securities are deemed to be liquid. At June 30, 2013, the Cash Management Fund held five Section 4(2) securities with an aggregate value of $2,099,649 representing 20.0% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

103

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2013

6. High Yield Credit Risk—The investments of Fund For Income in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

7. Litigation—The Blue Chip and Equity Income Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding by the Committee has been stayed since it was filed (other than for limited discovery and service of the complaint). The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. Also on June 2, 2011, the Blue Chip and Equity Income Funds were named as defendants in a lawsuit brought in connection with the Tribune LBO by certain former employees of Tribune (the “Employee Plaintiffs”) in the Supreme Court of the State of New York. (Both of these suits have been removed to the United States District Court for the Southern District of New York and consolidated with other substantially similar suits against other former Tribune shareholders.) The Bondholder and Employee Plaintiffs also seek to recover payments of the proceeds of the LBO. The

104

extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $376,754 in connection with the LBO, representing 0.45% of its net assets as of June 30, 2013. The Blue Chip Fund received proceeds of $288,456 in connection with the LBO, representing 0.07% of the net assets of Growth & Income Fund as of June 30, 2013. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

8. Name Changes—Effective September 4, 2012, the name of the First Investors Life Series Value Fund was changed to the First Investors Life Series Equity Income Fund. In connection with this name change, the Board approved a new policy for the Fund to invest, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equities. The Board also approved a policy that the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. No other changes to the Fund’s objective, principal investment strategies or risks as described in the prospectus have been made. The purpose of the change is to more closely align the Fund’s name with its investment strategy.

Effective December 17, 2012, the name of the First Investors Life Series Discovery Fund was changed to the First Investors Life Series Special Situations Fund and the name of the First Investors Life Series High Yield Fund was changed to the First Investors Life Series Fund For Income. In connection with the name change to the First Investors Life Series High Yield Fund, the Board approved the removal of the investment policy to invest, under normal circumstances, at least 80% of its net assets in high yield, below investment grade corporate bonds, commonly known as “junk bonds” (those rated below Baa by Moody’s Investors Service, Inc. or below BBB by Standard & Poor’s Ratings Services). There were no changes to the Funds’ objectives, principal investment strategies or risks as described in the prospectus. The purpose of these name changes was to align each Fund’s name with the similarly managed First Investors retail fund.

9. Subsequent Events—Subsequent events occurring after June 30, 2013 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

105

Financial Highlights
FIRST INVESTORS LIFE SERIES FUNDS

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal period indicated.

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions											Ratio to Average Net
		Investment Operations			from							Ratio to Average Net				Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,			Net Assets	Expenses		Net				Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	Before Fee		Investment				Investment	Turnover
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period	Return	*	(in millions)	Credits	(a)	Income		Expenses	(a)	Income (Loss)	Rate
CASH MANAGEMENT FUND
2008	$ 1.00	$.020	—	$ .020	$.020	—	$.020	$ 1.00	2.03%		$ 13.71		%(b)	2.02%		.96%		1.77%	N/A
2009	1.00	.002	—	.002	.002	—	.002	1.00	.17		11.56		(b)	.18		.98		(.24)	N/A
2010	1.00	—	—	—	—	—	—	1.00	.00		12.23		(b)	.00		1.04		(.81)	N/A
2011	1.00	—	—	—	—	—	—	1.00	.00		12.13		(b)	.00		.99		(.86)	N/A
2012	1.00	—	—	—	—	—	—	1.00	.00		12.12		(b)	.00		.99		(.87)	N/A
2013♦	1.00	—	—	—	—	—	—	1.00	.00	†	10.12		††(b)	.00	††	1.01	††	(.88 )††	N/A
EQUITY INCOME FUND(c)
2008	$ 16.70	$ .40	$ (5.24)	$ (4.84)	$ .29	—	$ .29	$11.57	(29.41)%		$ 58.85%			2.47%		N/A		N/A	15%
2009	11.57	.29	1.96	2.25	.36	—	.36	13.46	21.03		66.88			2.45		N/A		N/A	11
2010	13.46	.31	1.58	1.89	.29	—	.29	15.06	14.32		71.86			2.25		N/A		N/A	21
2011	15.06	.30	(.06)	.24	.31	—	.31	14.99	1.53		69.87			1.94		N/A		N/A	32
2012	14.99	.38	1.29	1.67	.30	—	.30	16.36	11.20		74.87			2.37		N/A		N/A	39
2013♦	16.36	.20	2.24	2.44	.38	—	.38	18.42	15.10	†	84.85		††	2.18	††	N/A		N/A	16	†
FUND FOR INCOME(d)
2008	$ 7.61	$ .56	$ (2.39)	$ (1.83)	$ .59	—	$ .59	$ 5.19	(25.86)%		$ 52.86%			8.27%		N/A		N/A	17%
2009	5.19	.51	1.12	1.63	.58	—	.58	6.24	35.15		66.90			8.66		N/A		N/A	102
2010	6.24	.48	.31	.79	.49	—	.49	6.54	13.71		71.87			7.43		N/A		N/A	71
2011	6.54	.43	(.07)	.36	.48	—	.48	6.42	5.66		74.88			6.68		N/A		N/A	63
2012	6.42	.41	.42	.83	.44	—	.44	6.81	13.51		84.88			6.11		N/A		N/A	61
2013♦	6.81	.18	(.10)	.08	.42	—	.42	6.47	1.10	†	86.87		††	5.63	††	N/A		N/A	32	†
GOVERNMENT FUND
2008	$10.07	$ .44	$ .24	$ .68	$ .45	—	$ .45	$10.30	6.93%		$ 24.79%			4.56%		.94%		4.41%	39%
2009	10.30	.42	—	.42	.43	—	.43	10.29	4.28		26.80			3.87		.95		3.72	51
2010	10.29	.32	.16	.48	.42	—	.42	10.35	4.82		28.78			3.11		.93		2.96	54
2011	10.35	.28	.26	.54	.36	—	.36	10.53	5.41		29.81			2.70		.96		2.55	33
2012	10.53	.20	—	.20	.31	—	.31	10.42	1.95		32.75			2.10		.90		1.95	46
2013♦	10.42	.09	(.34)	(.25)	.27	—	.27	9.90	(2.47	)†	31.73		††	1.73	††	.88	††	1.58 ††	40	†
GROWTH & INCOME FUND
2008	$33.39	$ .40	$(11.38)	$(10.98)	$ .41	$2.24	$2.65	$19.76	(35.22)%		$155.83%			1.48%		N/A		N/A	28%
2009	19.76	.27	5.06	5.33	.40	—	.40	24.69	28.05		187.84			1.27		N/A		N/A	25
2010	24.69	.50	3.45	3.95	.27	—	.27	28.37	16.19		207.82			1.91		N/A		N/A	27
2011	28.37	.44	.25	.69	.50	—	.50	28.56	2.37		321.81			1.51		N/A		N/A	26
2012	28.56	.61	4.35	4.96	.44	—	.44	33.08	17.45		357.80			1.87		N/A		N/A	21
2013♦	33.08	.29	5.13	5.42	.61	—	.61	37.89	16.53	†	405.79		††	1.56	††	N/A		N/A	11	†

106	107

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

		P E R S H A R E D A T A										R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations				from							Ratio to Average Net				Assets Before Expenses
	Net Asset	Net	Net Realized						Net Asset				Assets**				Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net		Net		Value,			Net Assets	Expenses		Net				Net		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment		Realized	Total	End of	Total		End of Period	Before Fee		Investment				Investment		Turnover
	of Period	(Loss)	Investments	Operations	Income		Gains	Distributions	Period	Return	*	(in millions)	Credits	(a)	Income (Loss)		Expenses	(a)	Income		Rate
INTERNATIONAL FUND
2008	$24.70	$ .30	$ (9.68)	$(9.38)	$ .04		$2.65	$2.69	$12.63	(41.89)%		$ 85.94%			1.41%		N/A		N/A		128%
2009	12.63	.65	2.03	2.68	.59		—	.59	14.72	23.24		101	1.01		2.30		N/A		N/A		53
2010	14.72	.34	1.64	1.98	—		—	—	16.70	13.45		109.99			2.15		N/A		N/A		35
2011	16.70	.39	(.29)	.10	.36		—	.36	16.44	.64		106.96			2.26		N/A		N/A		32
2012	16.44	.28	3.12	3.40	.27		—	.27	19.57	20.85		122.94			1.53		N/A		N/A		41
2013♦	19.57	.19	(.20)	(.01)	.27		—	.27	19.29	(.12	)†	120.91		††	1.84	††	N/A		N/A		23	†
INVESTMENT GRADE FUND
2008	$10.92	$ .41	$ (1.60)	$(1.19)	$ .57		—	$ .57	$ 9.16	(11.60)%		$ 32.74%			5.30%		.89%		5.15%		133%
2009	9.16	.69	1.10	1.79	.60		—	.60	10.35	20.94		39.76			5.38		.91		5.23		79
2010	10.35	.51	.41	.92	.53		—	.53	10.74	9.26		43.73			4.62		.88		4.47		55
2011	10.74	.47	.17	.64	.52		—	.52	10.86	6.23		47.71			4.17		.86		4.02		29
2012	10.86	.43	.76	1.19	.48		—	.48	11.57	11.23		57.70			3.73		.85		3.58		28
2013♦	11.57	.20	(.53)	(.33)	.45		—	.45	10.79	(2.96	)†	56.69		††	3.54	††	.84	††	3.39	††	20	†
OPPORTUNITY FUND
2012■	$10.00	$(.05)	$.11	$ .06	—		—	—	$10.06	.60	%†	$ 1	16.84	%††	(13.27	)%††	N/A		N/A		0	%†
2013♦	10.06	(.01)	1.60	1.59	—		—	—	11.65	15.81	†	4	2.60	††	(.39	)††	N/A		N/A		15	†
SELECT GROWTH FUND
2008	$10.47	$ —	$ (4.31)	$(4.31)	$ .01		$ .09	$ .10	$ 6.06	(41.47)%		$ 9.99%			(.05)%		N/A		N/A		107%
2009	6.06	.01	.59	.60	—		—	—	6.66	9.90		10	1.00		.22		N/A		N/A		102
2010	6.66	.01	1.39	1.40	.01		—	.01	8.05	21.10		14.98			.20		N/A		N/A		87
2011	8.05	.01	.41	.42	.01		—	.01	8.46	5.25		18.90			.07		N/A		N/A		61
2012	8.46	.05	1.08	1.13	.01		—	.01	9.58	13.30		24.87			.61		N/A		N/A		52
2013♦	9.58	.02	.90	.92	.05		—	.05	10.45	9.65	†	28.84		††	.48	††	N/A		N/A		40	†
SPECIAL SITUATIONS FUND(e)
2008	$30.80	$ .30	$(10.11)	$(9.81)	$ .11		$1.44	$1.55	$19.44	(33.25)%		$101.83%			1.15%		N/A		N/A		52%
2009	19.44	.22	5.63	5.85	.27		—	.27	25.02	30.77		127.84			1.03		N/A		N/A		66
2010	25.02	.16	6.43	6.59	.22		—	.22	31.39	26.57		152.83			.59		N/A		N/A		64
2011	31.39	.20	.51	.71	.16		—	.16	31.94	2.24		150.81			.61		N/A		N/A		59
2012	31.94	.34	2.88	3.22	.20		3.39	3.59	31.57	10.01		160.81			1.07		N/A		N/A		61
2013♦	31.57	.08	3.28	3.36	.34		1.56	1.90	33.03	10.93	†	173.81		††	.50	††	N/A		N/A		30	†

108	109

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions											Ratio to Average Net
		Investment Operations			from							Ratio to Average Net				Assets Before Expenses
	Net Asset	Net	Net Realized					Net Asset				Assets**				Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,			Net Assets	Expenses		Net				Net		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	Before Fee		Investment				Investment		Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Period	Return	*	(in millions)	Credits	(a)	Income (Loss)		Expenses	(a)	Income		Rate
TARGET MATURITY 2015 FUND
2008	$14.94	$ .63	$ 1.49	$2.12	$.58	$ —	$.58	$16.48	14.56%		$29.69%			4.01%		.84%		3.86%		0%
2009	16.48	.62	(1.00)	(.38)	.63	.02	.65	15.45	(2.22)		27.71			3.91		.86		3.76		0
2010	15.45	.63	.66	1.29	.64	.08	.72	16.02	8.58		28.71			3.87		.86		3.72		4
2011	16.02	.65	.44	1.09	.62	.22	.84	16.27	7.14		26.72			3.87		.87		3.72		0
2012	16.27	.66	(.53)	.13	.66	.16	.82	15.58	.84		24.73			4.00		.88		3.85		0
2013♦	15.58	.35	(.41)	(.06)	.68	.22	.90	14.62	(.47	)†	22.72		††	4.28	††	.87	††	4.13	††	0	†
TOTAL RETURN FUND
2012■	$10.00	$(.05)	$ (.02)	$ (.07)	—	—	—	$ 9.93	(.70	)%†	$ 1	16.99	%††	(14.84	)%††	N/A		N/A		64	%†
2013♦	9.93	—	.65	.65	—	—	—	10.58	6.55	†	4	2.10	††	(.02	)††	N/A		N/A		6	†

*	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
**	Net of expenses waived or assumed by the investment adviser (Note 4).
♦	For the period January 1, 2013 to June 30, 2013.
■	For the period December 17, 2012 (commencement of operations) to December 31, 2012.
†	Not annualized
††	Annualized
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of
New York Mellon or from brokerage service arrangements (Note 1G).
(b)	For the year ended December 31, 2008, the expense ratio after fee credits was .70%. FIMCO voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .70%. For the period January 1, 2009 to December 31, 2009, the expense ratio after fee credits was .56%.
FIMCO voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .70% for the period January 1, 2009 to January 31, 2009 and .60% for the period February 1, 2009 to
December 31, 2009. For the period January 1, 2010 to December 31, 2010, the expense ratio after fee credits was .23%. FIMCO voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .60%. For the period January 1, 2011 to December 31, 2011, the expense ratio after fee credits was .13%. FIMCO voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .60%. For the period January 1, 2012 to December 31, 2012, the expense ratio after fee credits was .12%. FIMCO voluntarily waived advisory fees to limit the Fund’s overall expense ratio to
60%. For the period January 1, 2013 to June 30, 2013, the expense ratio after fee credits was .12%.
FIMCO voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .60% (Note 4).
(c)	Prior to September 4, 2012, known as Value Fund (Note 8).
(d)	Prior to December 17, 2012, known as High Yield Fund (Note 8).
(e)	Prior to December 17, 2012, known as Discovery Fund (Note 8).

See notes to financial statements
110		111

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Life Series Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the twelve Funds comprising First Investors Life Series Funds, as of June 30, 2013, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the twelve Funds comprising First Investors Life Series Funds, as of June 30, 2013, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 26, 2013

112

Board Considerations of Advisory Contracts and Fees
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreements with Paradigm Capital Management, Inc., Muzinich & Co., Inc., Smith Group Asset Management, LP and Vontobel Asset Management, Inc.

The First Investors Life Series Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser and, as applicable, sub-advisers, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement (or sub-advisory agreements, as applicable) or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled and two informal meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement (or sub-advisory agreements, as applicable). The Board and its standing committees also consider at each meeting factors that are relevant to the annual renewal of each fund’s advisory agreement (or sub-advisory agreements, as applicable), including the services and support provided to each fund and its shareholders.

On April 18, 2013 (the “April Meeting”), the Independent Trustees met in person with First Investors Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement (or sub-advisory agreements, as applicable) with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the advisory agreement (or sub-advisory agreements, as applicable), and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the advisory agreement (or sub-advisory agreements, as applicable) outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 16, 2013 (the “May Meeting”).

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Growth & Income Fund, Equity Income Fund, Special Situations Fund,

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Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Select Growth Fund, International Fund, Government Fund, Investment Grade Fund, Fund For Income, Cash Management Fund and Target Maturity 2015 Fund. In addition, at the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) with: (1) Paradigm Capital Management, Inc. (“Paradigm”) with respect to the Special Situations Fund; (2) Muzinich & Co., Inc. (“Muzinich”) with respect to the Fund For Income; (3) Smith Group Asset Management, LP (“Smith Group”) with respect to the Select Growth Fund; and (3) Vontobel Asset Management, Inc. (“Vontobel”) with respect to the International Fund. The Special Situations Fund, Fund For Income, Select Growth Fund and International Fund are collectively referred to as the “Sub-Advised Funds.”

In reaching its decisions to approve the continuation of the Advisory Agreement for each Fund and the Sub-Advisory Agreements for the Sub-Advised Funds, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreements for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by representatives of FIMCO, Paradigm, Muzinich, Smith Group and Vontobel and various reports on compliance and other services provided by FIMCO. In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, that included, among other things, the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”). Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Funds, including investment advisory and administrative services to the Funds including, as applicable, oversight services with respect to the sub-advisers; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered

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information provided by FIMCO on management’s initiatives for increasing Fund assets, more aggressively marketing the Funds and taking steps wherever possible to reduce expenses and improve performance of the Funds. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In addition, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, Paradigm, Muzinich, Smith Group and Vontobel furnished, and the Board reviewed, information concerning various aspects of their respective operations, including: (1) the nature, extent and quality of services provided by Paradigm, Muzinich, Smith Group and Vontobel to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by Paradigm, Muzinich, Smith Group and Vontobel and a comparison of those fee rates to the fee rates of Paradigm, Muzinich, Smith Group and Vontobel for providing advisory services to other investment companies or accounts or compared to their standard fee schedule, as applicable, with an investment mandate similar to the applicable Sub-Advised Funds; (3) profitability and/or financial information provided by Paradigm, Muzinich, Smith Group and Vontobel; and (4) any “fall out” or ancillary benefits accruing to Paradigm, Muzinich, Smith Group and Vontobel as a result of the relationship with each applicable Sub-Advised Fund.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements (and sub-advisory agreements, as applicable). Although the Advisory Agreement for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement and each Sub-Advisory Agreement are reasonable in relation to the services that are provided under each Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements with Paradigm, Muzinich, Smith Group and Vontobel.

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Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring any sub-advisers on an ongoing basis including, but not limited to, monitoring each sub-adviser’s investment performance, evaluating each sub-adviser’s compliance program on an annual basis and monitoring investments for compliance purposes. The Board noted that FIMCO provides not only advisory services but historically has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers and analysts based on Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board also considered the nature, extent and quality of the investment management services provided by Paradigm, Muzinich, Smith Group and Vontobel to the applicable Sub-Advised Funds. The Board considered Paradigm’s, Muzinich’s, Smith Group’s and Vontobel’s investment management process in managing the applicable Sub-Advised Funds and the experience and capability of their respective personnel responsible for the portfolio management of the applicable Sub-Advised Funds. The Board also considered information regarding the resources and staffing in place with respect to the services provided by each sub-adviser.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO and the applicable Sub-Advised Funds by Paradigm, Muzinich, Smith Group and Vontobel were appropriate and consistent with the terms of the Advisory Agreement and Sub-Advisory

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Agreements, as applicable, and supported approval of the Advisory Agreement and each Sub-Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the performance of the Funds over the most recent calendar year (“1-year period”) and the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund (other than the Target Maturity 2015 Fund) through April 30, 2013 (the “year-to-date period”). The Board also reviewed the annual yield of the Government Fund, Investment Grade Fund, Fund For Income, Cash Management Fund and Target Maturity 2015 Fund over the past five years. With regard to the performance and yield information, the Board considered the performance and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund, except for the Government Fund and Target Maturity 2015 Fund, fell within one of the top three quintiles for at least one of the performance periods provided by Lipper. With respect to the performance of the Government Fund and Target Maturity 2015 Fund, although the performance of each Fund did not fall within one of the top three quintiles for at least one of the performance periods provided by Lipper, the Board noted that the Government Fund’s yield was in the top two quintiles for each of the past five years and the Target Maturity 2015 Fund’s yield was in the top three quintiles for two of the past five years. With regard to the Equity Income Fund, the Board also noted that FIMCO changed the portfolio manager for the Fund in November 2011 and changed the Fund’s name from Value Fund to Equity Income Fund in September 2012 and that the changes implemented by the new portfolio manager have led to improved performance over the past seven months. The Trustees also considered that, in the current market and interest-rate environment, comparative information regarding performance and fees of money market funds such as the Cash Management Fund is of relatively limited utility. Additionally, the Board considered FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

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Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds.

The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to: (i) extend, on a voluntary basis, the existing total expense cap limitation for the Cash Management Fund until May 31, 2014; and (ii) extend, on a voluntary basis, the existing management fee caps for the Government Fund, Investment Grade Fund and Target Maturity 2015 Fund until May 31, 2014. The Board also considered that, with respect to the Cash Management Fund, FIMCO was waiving 100% of its management fees and reimbursing a portion of other expenses to avoid a negative return for shareholders due to the extraordinarily low interest rate environment.

In considering the sub-advisory fee rates charged by and costs and profitability of Paradigm, Muzinich, Smith Group and Vontobel with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays Paradigm, Muzinich, Smith Group or Vontobel, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying Paradigm, Muzinich, Smith Group or Vontobel a fee directly. Paradigm, Muzinich, Smith Group and Vontobel provided, and the Board reviewed, information comparing the fees charged by Paradigm, Muzinich, Smith Group and Vontobel for services to the respective Sub-Advised Funds versus the fee rates of Paradigm, Muzinich, Smith Group and Vontobel for providing advisory services to other comparable investment companies or accounts or compared to their standard fee schedule, as applicable. Based on a review of this information, the Board noted that the fees charged by Paradigm, Muzinich, Smith Group and Vontobel for services to each applicable

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Sub-Advised Fund appeared competitive to the fees Paradigm, Muzinich, Smith Group and Vontobel charge to their other comparable investment companies or accounts or compared to their standard fee schedule, as applicable.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio, taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management fees) to other funds in its Peer Group, including on a quintile basis. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that Lipper expense comparisons do not take into account the size of a fund complex, and as a result, in certain cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Lipper’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Lipper’s methodology, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2012, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds. The Board also considered the profitability and/or financial information provided by Muzinich, Paradigm, Smith Group and Vontobel.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale.

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Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO, Paradigm, Muzinich, Smith Group and Vontobel as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO, Paradigm, Smith Group and Vontobel receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and these three sub-advisers must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered that Paradigm executes brokerage transactions for the Special Situations Fund through the use of an affiliated broker-dealer and that this also provides a source of fall-out benefits to Paradigm. The Board also considered the fact that Muzinich does not engage in any soft dollar arrangements.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and each Sub-Advisory Agreement.

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FIRST INVESTORS LIFE SERIES FUNDS
Trustees and Officers

Trustees
Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Stefan L. Geiringer*

Arthur M. Scutro, Jr.

Mark R. Ward

Officers
Derek Burke
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

*Resigned effective 4/10/13

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FIRST INVESTORS LIFE SERIES FUNDS

Shareholder Information

Investment Adviser	Custodian
First Investors Management	(Cash Management, Fund For Income,
Company, Inc.	Government, Investment Grade and Target
55 Broadway	Maturity 2015 Funds)
New York, NY 10006	The Bank of New York Mellon
One Wall Street
New York, NY 10286

Subadviser	Custodian
(Fund For Income)	(Equity Income, Growth & Income,
Muzinich & Co., Inc.	International, Opportunity, Select Growth,
450 Park Avenue	Special Situations and Total Return Funds)
New York, NY 10022	Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Subadviser	Transfer Agent
(International Fund)	Administrative Data Management Corp.
Vontobel Asset Management, Inc.	Raritan Plaza I – 8th Floor
1540 Broadway, 38th Floor	Edison, NJ 08839-3620
New York, NY 10036

Subadviser	Independent Registered
(Select Growth Fund)	Public Accounting Firm
Smith Asset Management Group, L.P.	Tait, Weller & Baker LLP
100 Crescent Court	1818 Market Street
Dallas, TX 75201	Philadelphia, PA 19103

Subadviser	Legal Counsel
(Special Situations Fund)	K&L Gates LLP
Paradigm Capital Management, Inc.	1601 K Street, N.W.
Nine Elk Street	Washington, D.C. 20006
Albany, NY 12207

122

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

123

NOTES

124

NOTES

125

First Investors
55 Broadway
New York, NY 10006

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LIFESAR

Item 2.	Code of Ethics

Not applicable for semi-annual report

Item 3.	Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4.	Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5.	Audit Committee of Listed Registrants

Not applicable for semi-annual report

Item 6.	Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this
Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.	Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Code of Ethics - Not applicable for semi-annual report

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By	/S/	DEREK BURKE
Derek Burke
President and Principal Executive Officer

Date:	September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the
Registrant and in the capacities and on the dates indicated.

By	/S/	DEREK BURKE
Derek Burke
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	September 4, 2013